UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor New York , NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 35th Floor New York , NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		646-572-3390

Date of fiscal year end:	August 31, 2015

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders.

DIREXION FUNDS

SEMI–ANNUAL REPORT FEBRUARY 28, 2015

1301 Avenue of the Americas (6th Ave.), 35th Floor  New York, New York 10019  www.direxioninvestments.com

BULL FUNDS	BEAR FUNDS

DOMESTIC EQUITY INDEX FUNDS

Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)

FIXED INCOME FUNDS

Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)	Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Direxion Dynamic HY Bond Fund (PDHYX)

INTERNATIONAL FUNDS

Direxion Monthly China Bull 2X Fund (DXHLX)

Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)

Direxion Monthly Latin America Bull 2X Fund (DXZLX)

SPECIALTY FUNDS

Direxion Monthly Natural Resources Bull 2X Fund (DXCLX)

Table of Contents

Letter to Shareholders	4
Expense Example	10
Allocation of Portfolio Holdings	12
Schedules of Investments	13
Statements of Assets and Liabilities	25
Statements of Operations	29
Statements of Changes in Net Assets	33
Financial Highlights	40
Notes to the Financial Statements	43
Supplemental Information	60
Trustees and Officers	61

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report includes twelve of the Direxion Funds (the "Funds"): the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Natural Resources Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund and Dynamic HY Bond Fund and covers the period from September 1, 2014 to February 28, 2015 (the "Semi-Annual Period").

Market Commentary:

The Semi-Annual Period highlights included crude's significant decline, the strengthening U.S. dollar, the end of the Federal Reserve's Quantitative Easing program and the expected increase of rates in 2015. Crude declined from nearly $95 at the start of the Semi-Annual Period, to below $50 by the end, due to a glut of supply and an increasingly worrisome demand picture. Markets experienced a significant period of volatility during October, with the S&P 500 experiencing a near 10% correction before bouncing back by the start of November. The Federal Reserve's announcement of the official end of Quantitative Easing, and the expectations of the eventual rising of interest rates, did little to deter markets during the Period. Equities proved to shrug off any serious concerns and continued to move higher, with the S&P 500 marking its high of 2,120 towards February's end. Speculation of a quantitative easing program from the ECB supported European equities, and contributed greatly to the U.S. Dollar's strong move higher.

Fund Operational Review:

Except for the Dynamic HY Bond Fund, the Funds are leveraged and seek to provide a calendar month return of 200% or -200% of the calendar month performance of a particular benchmark ("Leveraged Funds"). The term "calendar month" refers to the period from the close of the markets on the last business day of a given calendar month, until the close of the markets on the last business day of the subsequent calendar month. The Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index. If a Fund's shares are held through the end of a calendar month or months, the Fund's performance is likely to deviate from the multiple of the benchmark performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than the calendar month, will likely deviate from the multiple of the benchmark performance for such shorter periods. The Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking calendar month leverage investment results and intend to actively monitor and manage their investments.

The Funds with the word "Bull" in their name attempt to provide investment results that correlate to 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Fund with the word "Bear" in its name attempts to provide investment results that correlate to -200% of the return of an index or benchmark, meaning that the Bear Fund attempts to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each Leveraged Fund's calendar month investment objective, Rafferty Asset Management ("Rafferty" or the "Adviser") uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders resulting in repositioning each Fund's investments in accordance with its calendar month investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce calendar month returns consistent with a Fund's objective. As a consequence, if a Leveraged Fund is performing as designed, the return of the index or benchmark will

DIREXION SEMI-ANNUAL REPORT

dictate the return for that Fund. Each Leveraged Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Leveraged Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Leveraged Fund invests in some combination of financial instruments so it generates economic exposure consistent with the Fund's investment objective. Financial instruments may include ETFs, stock index futures contracts, options on securities and stock indices and swap agreements. Each Leveraged Fund invests significantly in swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

The Funds may use sophisticated investment techniques, which includes investments in derivatives. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

The discussion below relates to the performance of the Funds for their respective Period. The Leveraged Funds seek to provide calendar month returns which are a multiple – positive or negative – of the calendar month performance of a particular benchmark. The performance of the Leveraged Funds for their respective Period is important for understanding whether these Funds meet their investment goals. A Leveraged Fund meeting its calendar month investment objective should have performance for the Period similar to the performance indicated by models based on the calendar month returns of the relevant benchmark for the Period. Direxion maintains models indicating the expected performance of each Fund in light of the path of the relevant benchmark. The models, and a description of how they work, are available on the Direxion website (www.direxioninvestments.com) under Mutual Fund Tools/Fund Tracking Center. The models do not take into account the size of a Fund, the Fund's expense ratio or any transaction fees associated with creating a Fund's portfolio. A brief comparison of the actual returns versus the expected returns for each of the Funds in this Semi-Annual Report follows.

Fund Performance Review:

The Direxion Monthly S&P 500® Bull 2X Fund and the Direxion Monthly S&P 500® Bear 2X Fund sought to provide 200% and -200% of the calendar month return of the S&P 500® Index, respectively. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the 500 stocks comprising the index on the basis of market values and industry diversification. Most of the stocks in the index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $39.26 billion dollars and a median market capitalization of $19.13 billion dollars as of December 31, 2014. For the Semi-Annual Period, the S&P 500® Index returned 6.12%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the Index alone should not generate expectations of performance of the Funds. The Direxion Monthly S&P 500® Bull 2X Fund returned 10.90%, while the model indicated an expected return of 11.99%. The Direxion Monthly S&P 500® Bear 2X Fund returned -13.39%, while the model indicated an expected return of -12.73%.

The Direxion Monthly Small Cap Bull 2X Fund and the Direxion Monthly Small Cap Bear 2X Fund sought to provide 200% and -200% of the calendar month return of the Russell 2000® Index. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of

DIREXION SEMI-ANNUAL REPORT

the smallest securities based on a combination of their market cap and current index membership. The companies included in the index have an average market capitalization of more than $1.07 billion dollars and a median market capitalization of $726.39 million dollars as of December 31, 2014. For the Semi-Annual Period, the Russell 2000® Index returned 5.70%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Monthly Small Cap Bull 2X Fund returned 9.61%, while the model indicated an expected return of 10.28%. The Direxion Monthly Small Cap Bear 2X Fund returned -15.36%, while the model indicated an expected return of -14.07%.

The Direxion Monthly NASDAQ-100® Bull 2X Fund sought to provide 200% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the National Market tier of the NASDAQ National Market. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, The NASDAQ-100® Index returned 9.39%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 2X Fund returned 17.42%, while the model indicated an expected return of 18.65%.

The Direxion Monthly Emerging Markets Bull 2X Fund sought to provide 200% of the calendar month return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Markets IndexSM is a free float adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of December 31, 2014 the Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. For the Semi-Annual Period, the MSCI Emerging Markets IndexSM returned -8.43%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly Emerging Markets Bull 2X Fund returned -18.96%, while the model indicated an expected return of -17.14%.

The Direxion Monthly China Bull 2X Fund sought to provide 200% of the calendar month return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the Index from being overly concentrated in any one stock. As of December 31, 2014, the index is concentrated in the financial, energy, technology and telecommunication sectors, but this concentration may change in the future based on the index's methodology and the varying nature of China's economy. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the index is so concentrated. For the Semi-Annual Period, the FTSE China 50 Index returned 9.49%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly China Bull 2X Fund returned 17.97%, while the model indicated an expected return of 18.59%.

The Direxion Monthly Latin America Bull 2X Fund sought to provide 200% of the calendar month return of the S&P® Latin America 40 Index. The S&P® Latin America 40 Index is an equity index drawn from five major Latin American markets: Brazil, Mexico, Chile, Colombia, and Peru. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The index constituents are leading, large, liquid, blue chip companies from the Latin American markets, and capturing 70% of their total market capitalization. The index constituents are leading, large, liquid companies from the Latin American markets with an average market capitalization of $21.51 billion and a median market capitalization of $12.73 billion as of December 31, 2014. For the Semi-Annual Period, the S&P® Latin America 40 Index returned -24.57%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the Index alone should not generate expectations of performance of the Fund. The Direxion Monthly Latin America Bull 2X Fund returned -46.65%, while the model indicated an expected return of -45.51%.

DIREXION SEMI-ANNUAL REPORT

The Direxion Monthly Natural Resources Bull 2X Fund sought to provide 200% of the calendar month return of the S&P North American Natural Resources Sector Index. The Index is a modified-capitalization weighted equity index containing U.S. traded stocks of natural resource related companies in the United States and Canada. The stocks are selected from a universe of U.S. traded stocks that are classified under the GICS® energy and materials sectors, excluding stocks in the chemical and steel sub-industry. The stocks must have a market capitalization above $2.4 billion to be included in the index. The index rebalances semi-annually, in June and December. As of December 31, 2014, there were 146 index constituents with a median market capitalization of $5.15 billion. For the Semi-Annual Period, the S&P North American Natural Resources Sector Index returned -20.57%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly Natural Resources Bull 2X Fund returned -39.31%, while the model indicated an expected return of -38.43%.

The Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund sought to provide 200% and -200% of the calendar month return of the NYSE 7-10 Year Treasury Bond Index. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 3.60%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Monthly 7-10 Year Treasury Bull 2X Fund returned 5.97%, while the model indicated an expected return of 7.04%. The Direxion Monthly 7-10 Year Treasury Bear 2X Fund returned -9.00%, while the model indicated an expected return of -7.60%

The Dynamic HY Bond Fund sought to maximize total return (income plus capital appreciation) by investing primarily in debt instruments with an emphasis on lower-quality debt. The Fund utilizes investments in high yield Exchange Traded Funds ("ETFs") as a means of obtaining liquid exposure to the domestic high yield debt market, and retains the flexibility to invest in physical bonds as well as derivatives and financial instruments linked to lower rated fixed income securities. Typically, the Fund will have 85-100% of the portfolio invested in such high yield ETFs. The Fund will seek leveraged returns by investing in derivatives, such as futures contracts, forward contracts and swaps, which can include swaps on debt instruments, ETFs and mutual funds. In utilizing this leverage strategy, the Fund will take positions in levered instruments that create investment exposure of 120% of the value of the Fund's assets, rebalancing the Fund's portfolio monthly to maintain the target exposure. Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments. The Dynamic HY Bond Fund returned -2.52% during the period. For the Semi-Annual Period, the Dynamic HY Bond Fund held both the iShares iBoxx $ High Yield Corporate Bond ETF ("HYG") and the SPDR Barclays High Yield Bond ETF ("JNK") as its primary investment vehicles. HYG returned 0.10%, while JNK returned -1.09%. In comparison, the total bond market in the U.S., as measured by the Barclays U.S. Aggregate Total Return Index, saw returns of 2.25%. The relative weakness in the high yield space can be attributed, in part, to the continued decline in oil prices. Brent crude futures were down 39.58% over the Semi-Annual Period. High-yield corporate bonds saw substantial effects from this downside momentum, as JNK and HYG both had significant corporate debt allocations in the oil and gas space.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Eric Falkeis	Patrick Rudnick
Chief Operating Officer	Chief Financial Officer

DIREXION SEMI-ANNUAL REPORT

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxioninvestments.com.

An investment in the Funds involves risk, including the possible loss of principal. The Funds are non-diversified and include risks associated with concentration risk which results from the Funds' investments in a particular industry or sector and can increase volatility over time. Active and frequent trading associated with a regular rebalance of the fund can cause the price to fluctuate, therefore impacting its performance compared to other investment vehicles. The Funds are leveraged and include risks associated with being leveraged which include the potential to create a greater negative return had the Fund not employed leverage. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1-800-851-0511 or visit www.direxioninvestments.com. The prospectus should be read carefully before investing.

There is no guarantee the Funds will achieve their objective. Investing in funds that track an index may be more volatile than investing in broadly diversified funds. The use of leverage by a Fund means the Funds are riskier than alternatives which do not use leverage.

The views in this report were those of the Adviser as of February 28, 2015 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The total annual fund operating expense ratios of the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Natural Resources Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund and Direxion Monthly 7-10 Year Treasury Bear 2X Fund are 1.35%, respectively. The total annual fund operating expense ratio of the Dynamic HY Bond Fund is 1.67%.*

The Standard & Poor's 500® Index (S&P 500® Index) is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index.

The NASDAQ-100® Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the Global Market tier of the NASDAQ Global Market®.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

*  The total annual fund operating expense ratio of the Dynamic HY Bond Fund includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Fund incurs that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratio would be 1.35%.

DIREXION SEMI-ANNUAL REPORT

The S&P® Latin America 40 Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets.

The FTSE China 50 Index consists of 50 of the largest and most liquid companies available to international investors traded on the Hong Kong Stock Exchange.

The S&P North American Natural Resources Index provides a benchmark that represents U.S. traded securities that are classified under the GICS® energy and materials sector excluding the chemicals industry; and steel sub-industry.

The NYSE 7-10 Year Treasury Bond Index is a multi-security index that includes all qualified U.S. Treasury bonds that have a maturity of 7 to 10 years at issuance.

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example

February 28, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2014 — February 28, 2015).

Actual expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT

Expense Example

February 28, 2015 (Unaudited)

	Expense Ratio[1]	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period[2]
Direxion Monthly NASDAQ-100® Bull 2X Fund
Based on actual fund return	1.35%	$1,000.00	$1,174.20	$7.28
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly S&P 500® Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,109.00	7.06
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly S&P 500® Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	866.10	6.25
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,096.10	7.02
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	846.40	6.18
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Based on actual fund return	1.29%	1,000.00	1,059.70	6.59
Based on hypothetical 5% return	1.29%	1,000.00	1,018.40	6.46
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	910.00	6.39
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Dynamic HY Bond Fund
Based on actual fund return	1.35%	1,000.00	974.80	6.61
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly China Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,179.70	7.30
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	810.40	6.06
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Latin America Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	533.50	5.13
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Natural Resources Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	606.90	5.38
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76

1  Annualized.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of September 1, 2014 to February 28, 2015, then divided by 365.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings

February 28, 2015 (Unaudited)

	Cash*	Investment Companies	Swaps	Total
Direxion Monthly NASDAQ-100® Bull 2X Fund	100%	—	0%**	100%
Direxion Monthly S&P 500® Bull 2X Fund	101%	—	(1)%	100%
Direxion Monthly S&P 500® Bear 2X Fund	107%	—	(7)%	100%
Direxion Monthly Small Cap Bull 2X Fund	99%	—	1%	100%
Direxion Monthly Small Cap Bear 2X Fund	112%	—	(12)%	100%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	103%	—	(3)%	100%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	99%	—	1%	100%
Direxion Dynamic HY Bond Fund	29%	70%	1%	100%
Direxion Monthly China Bull 2X Fund	98%	—	2%	100%
Direxion Monthly Emerging Markets Bull 2X Fund	99%	—	1%	100%
Direxion Monthly Latin America Bull 2X Fund	101%	—	(1)%	100%
Direxion Monthly Natural Resources Bull 2X Fund	106%	—	(6)%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	155,034,353
TOTAL NET ASSETS - 100.0%	$155,034,353

Percentages are stated as a percent of net assets.

(a)  $28,170,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	NASDAQ-100® Index	69,835	$310,271,207	(0.474%)	3/23/2016	$(155,392)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	57,197,705
TOTAL NET ASSETS - 100.0%	$57,197,705

Percentages are stated as a percent of net assets.

(a)  $13,560,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	54,379	$115,035,064	(0.474%)	8/25/2016	$(556,861)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	11,674,151
TOTAL NET ASSETS - 100.0%	$11,674,151

Percentages are stated as a percent of net assets.

(a)  $3,820,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	11,096	$22,650,639	0.024%	4/18/2016	$(771,246)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	49,642,199
TOTAL NET ASSETS - 100.0%	$49,642,199

Percentages are stated as a percent of net assets.

(a)  $8,090,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	80,502	$98,905,771	(0.004%)	8/22/2016	$416,659

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	9,614,830
TOTAL NET ASSETS - 100.0%	$9,614,830

Percentages are stated as a percent of net assets.

(a)  $4,200,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	15,597	$18,226,185	(1.077%)	4/18/2016	$(1,115,859)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	54,093,288
TOTAL NET ASSETS - 100.0%	$54,093,288

Percentages are stated as a percent of net assets.

(a)  $19,100,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	1,005,204	$110,023,595	(0.399%)	2/16/2016	$(1,715,149)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	7,074,929
TOTAL NET ASSETS - 100.0%	$7,074,929

Percentages are stated as a percent of net assets.

(a)  $1,880,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	131,476	$14,254,707	(0.577%)	8/18/2015	$83,057

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Dynamic HY Bond Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 70.0%
964,435	iShares iBoxx $ High Yield Corporate Bond ETF	$88,631,576
2,227,952	SPDR Barclays High Yield Bond ETF	88,627,931
	TOTAL INVESTMENT COMPANIES (Cost $174,178,711)	$177,259,507
	TOTAL INVESTMENTS (Cost $174,178,711) - 70.0%	$177,259,507
	Other Assets in Excess of Liabilities - 30.0% (a)	75,946,024
	TOTAL NET ASSETS - 100.0%	$253,205,531

Percentages are stated as a percent of net assets.

(a)  $24,884,715 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond ETF	688,897	$62,283,757	(0.074%)	3/10/2015	$1,244,515
Credit Suisse Capital, LLC	SPDR Barclays High Yield Bond ETF	1,591,410	62,102,035	(0.074%)	3/10/2015	1,458,469
			$124,385,792			$2,702,984

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly China Bull 2X Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	8,126,376
TOTAL NET ASSETS - 100.0%	$8,126,376

Percentages are stated as a percent of net assets.

(a)  $3,040,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	371,440	$16,064,493	0.327%	3/17/2016	$190,873

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	6,741,007
TOTAL NET ASSETS - 100.0%	$6,741,007

Percentages are stated as a percent of net assets.

(a)  $3,150,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)		Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	86,731	$3,506,261	(1.024%)		3/16/2016	$20,027
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	244,686	9,931,293	(1.022	%)-(1.023%)	4/20/2016	24,337
			$13,437,554				$44,364

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Latin America Bull 2X Fund

Schedule of Investments

Februrary 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	7,948,745
TOTAL NET ASSETS - 100.0%	$7,948,745

Percentages are stated as a percent of net assets.

(a)  $3,954,150 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

Februrary 28, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)		Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	458,388	$14,618,264	(1.124%)		8/17/2016	$(59,942)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	41,795	1,319,531	(1.121	%)-(1.123%)	9/21/2016	9,089
			$15,937,795				$(50,853)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Natural Resources Bull 2X Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	7,028,886
TOTAL NET ASSETS - 100.0%	$7,028,886

Percentages are stated as a percent of net assets.

(a)  $3,870,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)		Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America	S&P North American Natural
Merrill Lynch	Resources Sector Index	55,885	$13,449,472	(0.562%)		3/16/2016	$(426,429)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	4,464	1,045,907	(0.561	%)-(0.563%)	4/20/2016	(5,852)
			$14,495,379				$(432,281)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

February 28, 2015 (Unaudited)

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Assets:
Cash	$121,074,969	$55,917,761	$8,441,011
Receivable for Fund shares sold	6,488,117	2,126,177	893,707
Deposits at broker for swaps	28,170,000	13,560,000	3,820,000
Due from broker for swaps	732	350,000	—
Total Assets	155,733,818	71,953,938	13,154,718
Liabilities:
Payable for Fund shares redeemed	405,023	13,688,631	521,919
Due to broker for swaps	10,623	443,983	175,907
Unrealized depreciation on swaps	155,392	556,861	771,246
Accrued investment advisory fees	71,253	37,010	6,385
Accrued operating services fees	33,251	17,271	2,979
Accrued distribution expenses	23,751	12,337	2,128
Other liabilities	172	140	3
Total Liabilities	699,465	14,756,233	1,480,567
Net Assets	$155,034,353	$57,197,705	$11,674,151
Net Assets Consist of:
Capital stock	$135,255,759	$53,066,316	$70,865,015
Accumulated net investment loss	(1,348,744)	(334,962)	(126,426)
Undistributed (Accumulated) net realized gain (loss)	21,282,730	5,023,212	(58,293,192)
Net unrealized appreciation (depreciation) on:
Swaps	(155,392)	(556,861)	(771,246)
Net Assets	$155,034,353	$57,197,705	$11,674,151
Calculation of Net Asset Value Per Share:
Net assets	$155,034,353	$57,197,705	$11,674,151
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,604,164	607,613	411,999
Net asset value, redemption price and offering price per share	$59.53	$94.14	$28.34
Cost of Investments	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

February 28, 2015 (Unaudited)

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Assets:
Cash	$34,792,848	$7,145,072	$37,047,272	$5,376,836
Receivable for Fund shares sold	7,118,630	610,452	56,077	34,469
Deposits at broker for swaps	8,090,000	4,200,000	19,100,000	1,880,000
Due from broker for swaps	—	—	—	10,623
Unrealized appreciation on swaps	416,659	—	—	83,057
Total Assets	50,418,137	11,955,524	56,203,349	7,384,985
Liabilities:
Payable for Fund shares redeemed	286,223	492,891	270,131	—
Due to broker for swaps	448,503	721,974	68,887	300,000
Unrealized depreciation on swaps	—	1,115,859	1,715,149	—
Accrued investment advisory fees	22,857	5,539	31,050	5,581
Accrued operating services fees	10,667	2,585	14,490	2,604
Accrued distribution expenses	7,619	1,846	10,350	1,860
Other liabilities	69	—	4	11
Total Liabilities	775,938	2,340,694	2,110,061	310,056
Net Assets	$49,642,199	$9,614,830	$54,093,288	$7,074,929
Net Assets Consist of:
Capital stock	$48,299,336	$67,351,500	$62,779,755	$31,800,826
Accumulated net investment loss	(231,388)	(271,042)	(613,421)	(201,335)
Undistributed (Accumulated) net realized gain (loss)	1,157,592	(56,349,769)	(6,357,897)	(24,607,619)
Net unrealized appreciation (depreciation) on:
Swaps	416,659	(1,115,859)	(1,715,149)	83,057
Net Assets	$49,642,199	$9,614,830	$54,093,288	$7,074,929
Calculation of Net Asset Value Per Share:
Net assets	$49,642,199	$9,614,830	$54,093,288	$7,074,929
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	964,649	300,885	1,546,298	212,070
Net asset value, redemption price and offering price per share	$51.46	$31.96	$34.98	$33.36
Cost of Investments	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

February 28, 2015 (Unaudited)

	Direxion Dynamic HY Bond Fund	Direxion Monthly China Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Assets:
Investments, at fair value (Note 2)	$177,259,507	$—	$—	$—
Cash	50,902,961	4,878,036	3,333,732	4,108,314
Receivable for Fund shares sold	320,815	63,420	229,785	27,445
Deposits at broker for swaps	24,884,715	3,040,000	3,150,000	3,954,150
Due from broker for swaps	2,697	—	326	—
Unrealized appreciation on swaps	2,702,984	190,873	44,364	—
Receivable for investments sold	221,891	—	—	—
Dividends and interest receivable	—	—	64	38
Total Assets	256,295,570	8,172,329	6,758,271	8,089,947
Liabilities:
Payable for Fund shares redeemed	538,580	39,811	2,750	82,216
Due to broker for swaps	2,300,000	—	—	124
Unrealized depreciation on swaps	—	—	—	50,853
Accrued investment advisory fees	139,637	3,412	8,063	4,450
Accrued operating services fees	65,164	1,592	3,763	2,076
Accrued distribution expenses	46,545	1,138	2,688	1,483
Other liabilities	113	—	—	—
Total Liabilities	3,090,039	45,953	17,264	141,202
Net Assets	$253,205,531	$8,126,376	$6,741,007	$7,948,745
Net Assets Consist of:
Capital stock	$260,795,970	$18,569,196	$59,826,922	$193,300,045
Accumulated net investment loss	(218,556)	(74,925)	(227,873)	(183,557)
Accumulated net realized loss	(13,155,663)	(10,558,768)	(52,902,406)	(185,116,890)
Net unrealized appreciation (depreciation) on:
Investments	3,080,796	—	—	—
Swaps	2,702,984	190,873	44,364	(50,853)
Net Assets	$253,205,531	$8,126,376	$6,741,007	$7,948,745
Calculation of Net Asset Value Per Share:
Net assets	$253,205,531	$8,126,376	$6,741,007	$7,948,745
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	17,993,798	168,169	147,133	398,149
Net asset value, redemption price and offering price per share	$14.0718	$48.32	$45.82	$19.96
Cost of Investments	$174,178,711	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

February 28, 2015 (Unaudited)

Direxion Monthly Natural Resources Bull 2X Fund
Assets:
Cash	$3,539,599
Receivable for Fund shares sold	69,375
Deposits at broker for swaps	3,870,000
Dividends and interest receivable	5
Total Assets	7,478,979
Liabilities:
Payable for Fund shares redeemed	8,863
Due to broker for swaps	1,798
Unrealized depreciation on swaps	432,281
Accrued investment advisory fees	3,963
Accrued operating services fees	1,850
Accrued distribution expenses	1,321
Other liabilities	17
Total Liabilities	450,093
Net Assets	$7,028,886
Net Assets Consist of:
Capital stock	$34,551,227
Accumulated net investment loss	(143,891)
Accumulated net realized loss	(26,946,169)
Net unrealized appreciation (depreciation) on:
Swaps	(432,281)
Net Assets	$7,028,886
Calculation of Net Asset Value Per Share:
Net assets	$7,028,886
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	150,576
Net asset value, redemption price and offering price per share	$46.68
Cost of Investments	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 28, 2015 (Unaudited)

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Investment Income:
Interest income	$25,298	$5,913	$1,281
Total investment income	25,298	5,913	1,281
Expenses:
Investment advisory fees	763,357	189,375	37,773
Operating services fees	356,233	88,375	17,628
Distribution expenses	254,452	63,125	12,591
Total expenses	1,374,042	340,875	67,992
Net investment loss	(1,348,744)	(334,962)	(66,711)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	23,580,906	5,337,251	(1,441,226)
	23,580,906	5,337,251	(1,441,226)
Change in net unrealized appreciation (depreciation) on:
Swaps	(14,706,184)	(1,582,180)	(431,430)
	(14,706,184)	(1,582,180)	(431,430)
Net realized and unrealized gain (loss) on investments	8,874,722	3,755,071	(1,872,656)
Net increase (decrease) in net assets resulting from operations	$7,525,978	$3,420,109	$(1,939,367)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 28, 2015 (Unaudited)

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Investment Income:
Interest income	$4,072	$1,494	$7,238	$1,113
Total investment income	4,072	1,494	7,238	1,113
Expenses:
Investment advisory fees	130,811	44,350	255,966	37,623
Operating services fees	61,045	20,697	119,450	17,557
Distribution expenses	43,604	14,784	85,322	12,541
Total expenses before reimbursement	235,460	79,831	460,738	67,721
Less: Reimbursement of expenses from Adviser	—	—	(18,902)	—
Total expenses	235,460	79,831	441,836	67,721
Net investment loss	(231,388)	(78,337)	(434,598)	(66,608)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	3,901,957	(1,443,337)	6,998,667	(1,242,451)
	3,901,957	(1,443,337)	6,998,667	(1,242,451)
Change in net unrealized appreciation (depreciation) on:
Swaps	(63,747)	42,080	(2,497,658)	347,272
	(63,747)	42,080	(2,497,658)	347,272
Net realized and unrealized gain (loss) on investments	3,838,210	(1,401,257)	4,501,009	(895,179)
Net increase (decrease) in net assets resulting from operations	$3,606,822	$(1,479,594)	$4,066,411	$(961,787)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 28, 2015 (Unaudited)

	Direxion Dynamic HY Bond Fund	Direxion Monthly China Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Investment Income:
Dividend income	$801,547	$—	$—	$—
Interest income	1,483	497	1,651	1,924
Total investment income	803,030	497	1,651	1,924
Expenses:
Investment advisory fees	193,550	21,167	66,266	38,577
Operating services fees	90,323	9,878	30,924	18,002
Distribution expenses	64,517	7,055	22,088	12,859
Total expenses before reimbursement	348,390	38,100	119,278	69,438
Less: Reimbursement of expenses from Adviser	(135)	—	—	—
Total expenses	348,255	38,100	119,278	69,438
Net investment income (loss)	454,775	(37,603)	(117,627)	(67,514)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	569,404	—	—	—
Swaps	459,547	802,775	(14,074,402)	(6,934,111)
	1,028,951	802,775	(14,074,402)	(6,934,111)
Change in net unrealized appreciation (depreciation) on:
Investments	2,908,454	—	—	—
Swaps	2,702,809	249,991	82,971	(595,567)
	5,611,263	249,991	82,971	(595,567)
Net realized and unrealized gain (loss) on investments	6,640,214	1,052,766	(13,991,431)	(7,529,678)
Net increase (decrease) in net assets resulting from operations	$7,094,989	$1,015,163	$(14,109,058)	$(7,597,192)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 28, 2015 (Unaudited)

Direxion Monthly Natural Resources Bull 2X Fund
Investment Income:
Interest income	$1,399
Total investment income	1,399
Expenses:
Investment advisory fees	28,213
Operating services fees	13,166
Distribution expenses	9,405
Total expenses	50,784
Net investment loss	(49,385)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	(4,172,943)
(4,172,943)
Change in net unrealized appreciation (depreciation) on:
Swaps	(121,992)
(121,992)
Net realized and unrealized (loss) on investments	(4,294,935)
Net decrease in net assets resulting from operations	$(4,344,320)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(1,348,744)	$(1,935,410)
Net realized gain on investments	23,580,906	14,687,142
Change in net unrealized appreciation (depreciation) of investments	(14,706,184)	15,538,493
Net increase in net assets resulting from operations	7,525,978	28,290,225
Distributions to shareholders:
Net realized gains	(2,798,329)	—
Total distributions to shareholders	(2,798,329)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(139,052,260)	236,554,245
Total increase (decrease) in net assets	(134,324,611)	264,844,470
Net assets:
Beginning of year/period	289,358,964	24,514,494
End of year/period	$155,034,353	$289,358,964
Accumulated net investment loss, end of year/period	$(1,348,744)	$—

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	8,370,002	$443,533,995	21,393,704	$880,465,872
Shares issued in reinvestment of distributions	54,862	2,774,372	—	—
Shares redeemed	(11,458,041)	(585,360,627)	(16,592,073)	(643,911,627)
Net increase (decrease)	(3,033,177)	$(139,052,260)	4,801,631	$236,554,245

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly S&P 500® Bull 2X Fund		Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(334,962)	$(507,466)	$(66,711)	$(88,566)
Net realized gain (loss) on investments	5,337,251	13,156,548	(1,441,226)	(3,262,193)
Change in net unrealized appreciation (depreciation) of investments	(1,582,180)	2,435,726	(431,430)	(417,577)
Net increase (decrease) in net assets resulting from operations	3,420,109	15,084,808	(1,939,367)	(3,768,336)
Distributions to shareholders:
Net realized gains	(2,119,047)	(2,154,462)	—	—
Total distributions to shareholders	(2,119,047)	(2,154,462)	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	16,077,138	(5,117,693)	7,149,262	2,377,877
Total increase (decrease) in net assets	17,378,200	7,812,653	5,209,895	(1,390,459)
Net assets:
Beginning of year/period	39,819,505	32,006,852	6,464,256	7,854,715
End of year/period	$57,197,705	$39,819,505	$11,674,151	$6,464,256
Accumulated net investment loss, end of year/period	$(334,962)	$—	$(126,426)	$(59,715)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly S&P 500® Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	2,001,136	$178,067,186	2,138,072	$162,955,007
Shares issued in reinvestment of distributions	23,703	1,955,730	30,402	2,108,993
Shares redeemed	(1,866,424)	(163,945,778)	(2,240,344)	(170,181,693)
Net increase (decrease)	158,415	$16,077,138	(71,870)	$(5,117,693)
	Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	1,491,176	$47,300,179	1,956,747	$76,954,279
Shares redeemed	(1,276,762)	(40,150,917)	(1,905,085)	(74,576,402)
Net increase	214,414	$7,149,262	51,662	$2,377,877

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(231,388)	$(255,169)	$(78,337)	$(250,920)
Net realized gain (loss) on investments	3,901,957	3,994,748	(1,443,337)	(9,383,003)
Change in net unrealized appreciation (depreciation) of investments	(63,747)	1,252,755	42,080	(452,535)
Net increase (decrease) in net assets resulting from operations	3,606,822	4,992,334	(1,479,594)	(10,086,458)
Distributions to shareholders:
Net realized gains	(2,191)	(331,257)	—	—
Total distributions to shareholders	(2,191)	(331,257)	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	20,771,085	5,258,321	(4,445,344)	8,039,393
Total increase (decrease) in net assets	24,375,716	9,919,398	(5,924,938)	(2,047,065)
Net assets:
Beginning of year/period	25,266,483	15,347,085	15,539,768	17,586,833
End of year/period	$49,642,199	$25,266,483	$9,614,830	$15,539,768
Accumulated net investment loss, end of year/period	$(231,388)	$—	$(271,042)	$(192,705)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	4,231,761	$196,730,626	2,227,445	$99,319,975
Shares issued in reinvestment of distributions	48	2,121	7,495	320,109
Shares redeemed	(3,805,337)	(175,961,662)	(2,129,983)	(94,381,763)
Net increase	426,472	$20,771,085	104,957	$5,258,321
	Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	498,566	$18,733,371	3,205,769	$137,912,976
Shares redeemed	(609,279)	(23,178,715)	(3,101,812)	(129,873,583)
Net increase (decrease)	(110,713)	$(4,445,344)	103,957	$8,039,393

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund		Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(434,598)	$(276,819)	$(66,608)	$(132,655)
Net realized gain (loss) on investments	6,998,667	1,656,931	(1,242,451)	(1,111,138)
Change in net unrealized appreciation (depreciation) of investments	(2,497,658)	983,215	347,272	(409,004)
Net increase (decrease) in net assets resulting from operations	4,066,411	2,363,327	(961,787)	(1,652,797)
Distributions to shareholders:
Total distributions to shareholders	—	—	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	27,791,397	(3,665,142)	27,164	(366,796)
Total increase (decrease) in net assets	31,857,808	(1,301,815)	(934,623)	(2,019,593)
Net assets:
Beginning of year/period	22,235,480	23,537,295	8,009,552	10,029,145
End of year/period	$54,093,288	$22,235,480	$7,074,929	$8,009,552
Accumulated net investment loss, end of year/period	$(613,421)	$(178,823)	$(201,335)	$(134,727)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	13,244,147	$449,422,461	2,617,048	$81,508,250
Shares redeemed	(12,371,466)	(421,631,064)	(2,741,922)	(85,173,392)
Net increase (decrease)	872,681	$27,791,397	(124,874)	$(3,665,142)
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund[1]
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	1,068,567	$37,180,266	1,193,886	$48,023,458
Shares redeemed	(1,074,968)	(37,153,102)	(1,207,923)	(48,390,254)
Net increase (decrease)	(6,401)	$27,164	(14,037)	$(366,796)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Dynamic HY Bond Fund		Direxion Monthly China Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$454,775	$433,992	$(37,603)	$(76,878)
Net realized gain (loss) on investments	1,028,951	315,795	802,775	(331,542)
Change in net unrealized appreciation of investments	5,611,263	98,590	249,991	56,742
Net increase (decrease) in net assets resulting from operations	7,094,989	848,377	1,015,163	(351,678)
Distributions to shareholders:
Net investment income:	(676,890)	(460,737)	—	—
Total distributions to shareholders	(676,890)	(460,737)	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	238,989,896	(8,659,848)	1,333,322	1,845,460
Total increase (decrease) in net assets	245,407,995	(8,272,208)	2,348,485	1,493,782
Net assets:
Beginning of year/period	7,797,536	16,069,744	5,777,891	4,284,109
End of year/period	$253,205,531	$7,797,536	$8,126,376	$5,777,891
Undistributed (accumulated) net investment income (loss), end of year/period	$(218,556)	$3,559	$(74,925)	$(37,322)

(a)  Summary of capital share transactions is as follows:

	Direxion Dynamic HY Bond Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	30,781,473	$425,821,138	9,519,510	$134,285,871
Shares issued in reinvestment of distributions	39,714	554,768	31,613	447,603
Shares redeemed	(13,365,879)	(187,386,010)	(10,191,968)	(143,393,322)
Net increase (decrease)	17,455,308	$238,989,896	(640,845)	$(8,659,848)
	Direxion Monthly China Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	1,078,760	$44,858,055	1,705,547	$61,734,793
Shares redeemed	(1,051,665)	(43,524,733)	(1,702,755)	(59,889,333)
Net increase	27,095	$1,333,322	2,792	$1,845,460

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Emerging Markets Bull 2X Fund		Direxion Monthly Latin America Bull 2X Fund
Six Months Ended February 28, 2015	Year Ended (Unaudited)	Six Months Ended February 28, 2015 August 31, 2014	Year Ended (Unaudited)	August 31, 2014
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(117,627)	$(208,901)	$(67,514)	$(181,079)
Net realized loss on investments	(14,074,402)	(2,175,643)	(6,934,111)	(945,008)
Change in net unrealized appreciation (depreciation) of investments	82,971	147,862	(595,567)	6,365,290
Net increase (decrease) in net assets resulting from operations	(14,109,058)	(2,236,682)	(7,597,192)	5,239,203
Distributions to shareholders:
Total distributions to shareholders	—	—	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(11,506,815)	29,364,161	(2,504,483)	(544,291)
Total increase (decrease) in net assets	(25,615,873)	27,127,479	(10,101,675)	4,694,912
Net assets:
Beginning of year/period	32,356,880	5,229,401	18,050,420	13,355,508
End of year/period	$6,741,007	$32,356,880	$7,948,745	$18,050,420
Accumulated net investment loss, end of year/period	$(227,873)	$(110,246)	$(183,557)	$(116,043)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	3,039,574	$147,969,990	2,969,835	$153,300,621
Shares redeemed	(3,464,675)	(159,476,805)	(2,524,025)	(123,936,460)
Net increase (decrease)	(425,101)	$(11,506,815)	445,810	$29,364,161
	Direxion Monthly Latin America Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	531,003	$13,587,482	649,266	$19,270,515
Shares redeemed	(615,420)	(16,091,965)	(282,270)	(19,814,806)
Net decrease	(84,417)	$(2,504,483)	(33,004)	$(544,291)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Natural Resources Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(49,385)	$(136,168)
Net realized gain (loss) on investments	(4,172,943)	4,266,469
Change in net unrealized depreciation of investments	(121,992)	(276,564)
Net increase (decrease) in net assets resulting from operations	(4,344,320)	3,853,737
Distributions to shareholders:
Total distributions to shareholders	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(1,226,221)	476,347
Total increase (decrease) in net assets	(5,570,541)	4,330,084
Net assets:
Beginning of year/period	12,599,427	8,269,343
End of year/period	$7,028,886	$12,599,427
Accumulated net investment loss, end of year/period	$(143,891)	$(94,506)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Natural Resources Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	136,063	$6,845,902	372,574	$23,787,456
Shares redeemed	(149,287)	(8,072,123)	(370,185)	(23,311,109)
Net increase (decrease)	(13,224)	$(1,226,221)	2,389	$476,347

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2015

												RATIOS TO AVERAGE NET ASSETS[3]
												Including Short Dividends		Excluding Short Dividends
	Net Asset Value, Beginning of Year/ Period	Net Investment Loss[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses	Total Expenses	Net Expenses	Net Investment Loss after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Direxion Monthly NASDAQ-100® Bull 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	$51.33	$(0.35)	$9.18	$8.83	$—	$(0.63)	$—	$(0.63)	$59.53	17.42%	$155,034	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	29.33	(0.56)	22.56	22.00	—	—	—	—	51.33	74.98%	289,359	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	23.93	(0.46)	5.86	5.40	—	—	—	—	29.33	22.56%	24,514	—	—	1.90%	1.90%	(1.85)%	0%
Period ended August 31, 2012[5]	23.28	(0.13)	0.78	0.65	—	—	—	—	23.93	2.81%	26,412	—	—	1.90%	1.90%	(1.83)%	0%
Year ended April 30, 2012	18.68	(0.34)	4.94	4.60	—	—	—	—	23.28	24.60%	29,241	—	—	1.90%	1.90%	(1.87)%	0%
Year ended April 30, 2011	13.57	(0.26)	5.37	5.11	—	—	—	—	18.68	37.69%	21,400	—	—	1.90%	1.90%	(1.80)%	0%
Year ended April 30, 2010	6.31	(0.18)	7.44	7.26	—	—	—	—	13.57	114.92%	27,517	—	—	1.95%	1.91%	(1.77)%	0%
Direxion Monthly S&P 500® Bull 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	88.65	(0.59)	9.74	9.15	—	(3.66)	—	(3.66)	94.14	10.90%	57,198	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	61.43	(1.02)	32.15	31.13	—	(3.91)	—	(3.91)	88.65	52.45%	39,820	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	46.79	(1.01)	17.38	16.37	—	(1.73)	—	(1.73)	61.43	36.05%	32,007	—	—	1.90%	1.90%	(1.85)%	0%
Period ended August 31, 2012[5]	46.15	(0.27)	0.91	0.64	—	—	—	—	46.79	1.39%	15,531	—	—	1.90%	1.90%	(1.83)%	0%
Year ended April 30, 2012	49.48	(0.89)	2.06	1.17	—	(4.50)	—	(4.50)	46.15	3.94%	19,710	—	—	2.11%	2.11%	(2.09)%	0%
Year ended April 30, 2011	38.25	(0.69)	11.92	11.23	—	—	—	—	49.48	29.36%	20,235	—	—	1.90%	1.90%	(1.81)%	0%
Year ended April 30, 2010	19.37	(0.44)	19.32	18.88	—	—	—	—	38.25	97.47%	16,857	—	—	1.93%	1.87%	(1.67)%	0%
Direxion Monthly S&P 500® Bear 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	32.72	(0.20)	(4.18)	(4.38)	—	—	—	—	28.34	(13.39)%	11,674	—	—	1.35%	1.35%	(1.32)%	0%
Year ended August 31, 2014	53.84	(0.53)	(20.59)	(21.12)	—	—	—	—	32.72	(39.23)%	6,464	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	79.76	(1.20)	(24.72)	(25.92)	—	—	—	—	53.84	(32.50)%	7,855	—	—	1.90%	1.90%	(1.84)%	0%
Period ended August 31, 2012[5]	84.08	(0.56)	(3.76)	(4.32)	—	—	—	—	79.76	(5.14)%	10,981	—	—	1.90%	1.90%	(1.83)%	0%
Year ended April 30, 2012	101.88	(2.04)	(15.76)	(17.80)	—	—	—	—	84.08	(17.47)%	13,316	—	—	1.90%	1.90%	(1.88)%	0%
Year ended April 30, 2011	157.72	(2.72)	(53.12)	(55.84)	—	—	—	—	101.88	(35.40)%	9,865	—	—	1.90%	1.90%	(1.79)%	0%
Year ended April 30, 2010	386.40	(3.80)	(224.88)	(228.68)	—	—	—	—	157.72	(59.18)%	10,168	—	—	1.98%	1.91%	(1.75)%	0%
Direxion Monthly Small Cap Bull 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	46.95	(0.30)	4.81	4.51	—	(0.00)[6]	—	(0.00)[6]	51.46	9.61%	49,642	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	35.43	(0.59)	12.76	12.17	—	(0.65)	—	(0.65)	46.95	34.56%	25,266	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	22.91	(0.56)	13.08	12.52	—	—	—	—	35.43	54.63%	15,347	—	—	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2012	18.99	(0.38)	4.30	3.92	—	—	—	—	22.91	20.67%	7,080	—	—	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2011	13.39	(0.40)	6.00	5.60	—	—	—	—	18.99	41.78%	9,005	—	—	1.90%	1.90%	(1.84)%	0%
Year ended August 31, 2010	12.27	(0.29)	1.41	1.12	—	—	—	—	13.39	9.13%	6,510	—	—	1.90%	1.90%	(1.80)%	0%
Direxion Monthly Small Cap Bear 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	37.75	(0.25)	(5.54)	(5.79)	—	—	—	—	31.96	(15.36)%	9,615	—	—	1.35%	1.35%	(1.32)%	0%
Year ended August 31, 2014	57.20	(0.58)	(18.87)	(19.45)	—	—	—	—	37.75	(34.00)%	15,540	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	99.32	(1.43)	(40.69)	(42.12)	—	—	—	—	57.20	(42.41)%	17,587	—	—	1.90%	1.90%	(1.84)%	0%
Year ended August 31, 2012	155.22	(2.08)	(53.82)	(55.90)	—	—	—	—	99.32	(36.01)%	23,040	—	—	1.90%	1.90%	(1.85)%	0%
Year ended August 31, 2011	270.92	(2.86)	(112.84)	(115.70)	—	—	—	—	155.22	(42.71)%	7,840	—	—	1.90%	1.88%	(1.80)%[7]	0%
Year ended August 31, 2010	383.50	(4.55)	(108.03)	(112.58)	—	—	—	—	270.92	(29.36)%	32,297	—	—	1.90%	1.90%	(1.78)%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return calculated for a period of less than one year is not annualized.

3  For periods less than one year, these ratios are annualized.

4  Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities. The Fund's aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

5  Represents the period from May 1, 2012 to August 31, 2012.

6  Amount is less than $0.01 per share.

7  Net investment income (loss) ratio before expense reimbursement/recoupment for the year ended August 31, 2011 was (1.82)%.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2015

												RATIOS TO AVERAGE NET ASSETS[3]
												Including Short Dividends		Excluding Short Dividends
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses	Total Expenses	Net Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	$33.01	$(0.23)	$2.20	$1.97	$—	$—	$—	$—	$34.98	5.97%[5]	$54,093	—	—	1.35%	1.29%	(1.27)%	0%
Year ended August 31, 2014	29.48	(0.41)	3.94	3.53	—	—	—	—	33.01	11.97%	22,235	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	35.97	(0.41)	(4.79)	(5.20)	—	(1.29)	—	(1.29)	29.48	(14.89)%	23,537	—	—	1.90%	1.83%	(1.24)%[6]	1,286%
Year ended August 31, 2012	31.31	(0.64)	5.34	4.70	—	(0.04)	—	(0.04)	35.97	15.02%	38,220	—	—	1.90%	1.90%	(1.85)%	0%
Year ended August 31, 2011	31.57	(0.51)	2.29	1.78	—	(2.04)	—	(2.04)	31.31	7.07%	32,413	—	—	1.90%	1.90%	(1.83)%	0%
Year ended August 31, 2010	27.36	(0.44)	5.57	5.13	—	(0.92)	—	(0.92)	31.57	19.41%	36,457	—	—	1.90%	1.90%	(1.63)%	1,445%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	36.66	(0.23)	(3.07)	(3.30)	—	—	—	—	33.36	(9.00)%	7,075	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	43.12	(0.53)	(5.93)	(6.46)	—	—	—	—	36.66	(14.98)%	8,010	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	38.92	(0.77)	4.97	4.20	—	—	—	—	43.12	10.79%	10,029	—	—	1.90%	1.90%	(1.85)%	0%
Year ended August 31, 2012	49.00	(0.84)	(9.24)	(10.08)	—	—	—	—	38.92	(20.57)%	10,286	—	—	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2011	57.89	(1.12)	(7.77)	(8.89)	—	—	—	—	49.00	(15.36)%	17,034	—	—	1.90%	1.90%	(1.83)%	0%
Year ended August 31, 2010	76.23	(1.40)[7]	(16.94)	(18.34)	—	—	—	—	57.89	(24.06)%	16,024	2.04%	2.04%	1.90%	1.90%	(1.94)%[8]	0%
Direxion Dynamic HY Bond Fund
Six Months Ended February 28, 2015 (Unaudited)	14.4804	0.1204	(0.4857)	(0.3653)	(0.0433)	—	—	(0.0433)	14.0718	(2.52)%[9]	253,206	—	—	1.35%	1.35%	1.76%	246%
Year ended August 31, 2014	13.6261	0.3516	0.9679	1.3195	(0.4652)	—	—	(0.4652)	14.4804	9.83%	7,798	—	—	1.35%	1.35%	2.43%	739%
Year ended August 31, 2013	14.5824	0.6594	(0.3732)	0.2862	(1.2425)	—	—	(1.2425)	13.6261	1.91%	16,070	—	—	1.75%	1.60%	4.52%[11]	862%
Year ended August 31, 2012	13.93	0.6559	0.4901	1.1460	(0.4936)	—	—	(0.4936)	14.5824[10]	8.41%	85,077	—	—	1.75%	1.60%	4.64%[11]	508%
Year ended August 31, 2011	14.07	0.35	0.41	0.76	(0.90)	—	—	(0.90)	13.93	5.48%	5,552	—	—	1.86%	1.84%	2.34%[11]	995%
Year ended August 31, 2010	13.53	(0.26)	1.45	1.19	(0.65)	—	—	(0.65)	14.07	8.82%	7,708	—	—	1.85%	1.85%	(1.74)%	0%
Direxion Monthly China Bull 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	40.96	(0.27)	7.63	7.36	—	—	—	—	48.32	17.97%	8,126	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	30.98	(0.46)	10.44	9.98	—	—	—	—	40.96	32.21%	5,778	—	—	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2013	27.21	(0.67)	4.44	3.77	—	—	—	—	30.98	13.86%	4,284	—	—	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2012	40.98	(0.60)	(13.17)	(13.77)	—	—	—	—	27.21	(33.60)%	5,576	—	—	1.90%	1.90%	(1.87)%	0%
Year ended August 31, 2011	42.85	(0.93)	(0.94)	(1.87)	—	—	—	—	40.98	(4.36)%	6,947	—	—	1.90%	1.90%	(1.83)%	0%
Year ended August 31, 2010	43.69	(0.88)	0.04	(0.84)	—	—	—	—	42.85	(1.92)%	11,191	—	—	1.90%	1.90%	(1.80)%	0%
Direxion Monthly Emerging Markets Bull 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	56.54	(0.32)	(10.40)	(10.72)	—	—	—	—	45.82	(18.96)%	6,741	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	41.36	(0.67)	15.85	15.18	—	—	—	—	56.54	36.70%	32,357	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	45.04	(0.97)	(2.71)	(3.68)	—	—	—	—	41.36	(8.17)%	5,229	—	—	1.90%	1.89%	(1.84)%[12]	0%
Year ended August 31, 2012	59.49	(0.90)	(13.55)	(14.45)	—	—	—	—	45.04	(24.29)%	38,012	—	—	1.90%	1.90%	(1.87)%	0%
Year ended August 31, 2011	54.87	(1.34)	5.96	4.62	—	—	—	—	59.49	8.42%	17,916	—	—	1.90%	1.90%	(1.84)%	0%
Year ended August 31, 2010	45.45	(1.06)	10.48	9.42	—	—	—	—	54.87	20.73%	29,942	—	—	1.90%	1.90%	(1.83)%	241%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return calculated for a period of less than one year is not annualized.

3  For periods less than one year, these ratios are annualized.

4  Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities. The Fund's aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

5  The Adviser voluntarily reimbursed expenses of the Fund. The total return would have been 0.03% lower had the reimbursement not been made.

6  Net investment income (loss) ratio before expense reimbursement/recoupment for the year ended August 31, 2013 was (1.31)%.

7  Net investment income (loss) before interest on short positions for the year ended August 31, 2010 was $(1.26).

8  Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2010 was (1.81)%.

9  The Adviser voluntarily reimbursed expenses of the Fund. The total return would not have changed had the reimbursement not been made.

10  Effective September 15, 2011, the Direxion Dynamic HY Bond Fund began calculating its NAV to four digits.

11  Net investment income (loss) ratio before expense reimbursement/recoupment for the years ended August 31, 2013, 2012 and 2011 were 4.37%, 4.49% and 2.32%, respectively.

12  Net investment income (loss) before interest on short positions for the year ended August 31, 2013 was $(1.85).

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2015

												RATIOS TO AVERAGE NET ASSETS[3]
												Including Short Dividends		Excluding Short Dividends
	Net Asset Value, Beginning of Year/ Period	Net Investment Loss[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses	Total Expenses	Net Expenses	Net Investment Loss after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Direxion Monthly Latin America Bull 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	$37.41	$(0.16)	$(17.29)	$(17.45)	$—	$—	$—	$—	$19.96	(46.65)%	$7,949	—	—	1.35%	1.35%	(1.31)%	0%
Year ended August 31, 2014	25.90	(0.39)	11.90	11.51	—	—	—	—	37.41	44.44%	18,050	—	—	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	36.88	(0.69)	(10.29)	(10.98)	—	—	—	—	25.90	(29.77)%	13,356	—	—	1.90%	1.90%	(1.85)%	0%
Period ended August 31, 2012[5]	44.97	(0.23)	(7.86)	(8.09)	—	—	—	—	36.88	(17.99)%	27,130	—	—	1.90%	1.90%	(1.81)%	0%
Year ended April 30, 2012	67.74	(0.91)	(21.86)	(22.77)	—	—	—	—	44.97	(33.61)%	34,340	—	—	1.90%	1.90%	(1.87)%	0%
Year ended April 30, 2011	55.20	(1.02)	13.56	12.54	—	—	—	—	67.74	22.72%	68,349	—	—	1.90%	1.90%	(1.79)%	0%
Year ended April 30, 2010	23.45	(0.84)	32.59	31.75	—	—	—	—	55.20	135.39%	103,050	—	—	1.90%	1.91%	(1.83)%	0%
Direxion Monthly Natural Resources Bull 2X Fund
Six Months Ended February 28, 2015 (Unaudited)	76.92	(0.35)	(29.89)	(30.24)	—	—	—	—	46.68	(39.31)%	7,029	—	—	1.35%	1.35%	(1.31)%	0%
Year ended August 31, 2014	51.23	(0.85)	26.54	25.69	—	—	—	—	76.92	50.15%	12,599	—	—	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2013	46.29	(0.96)	5.90	4.94	—	—	—	—	51.23	10.67%	8,269	—	—	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2012	63.99	(0.96)	(16.74)	(17.70)	—	—	—	—	46.29	(27.66)%	14,702	—	—	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2011	44.09	(1.32)	21.22	19.90	—	—	—	—	63.99	45.13%	27,019	—	—	1.90%	1.90%	(1.84)%	0%
Year ended August 31, 2010	36.85	(0.87)	8.11	7.24	—	—	—	—	44.09	19.65%	20,969	—	—	1.90%	1.90%	(1.80)%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return calculated for a period of less than one year is not annualized.

3  For periods less than one year, these ratios are annualized.

4  Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities. The Fund's aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

5  Represents the period from May 1, 2012 to August 31, 2012.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 16 series, of which 12 are included in this report: Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Direxion Dynamic HY Bond Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, and Direxion Monthly Natural Resources Bull 2X Fund (formerly Direxion Monthly Commodity Bull 2X Fund) (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 12 Funds included in this report offer only Investor Class of shares.

With the exception of the Direxion Dynamic HY Bond Fund, the Funds' investment objectives are to seek monthly investment results, before fees and expenses, that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly NASDAQ-100® Bull 2X Fund	NASDAQ-100® Index	200%
Direxion Monthly S&P 500® Bull 2X Fund Direxion Monthly S&P 500® Bear 2X Fund	S&P 500® Index	200% -200%
Direxion Monthly Small Cap Bull 2X Fund Direxion Monthly Small Cap Bear 2X Fund	Russell 2000® Index	200% -200%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund Direxion Monthly 7-10 Year Treasury Bear 2X Fund	NYSE Current 7-10 Year Treasury Bond Index	200% -200%
Direxion Monthly China Bull 2X Fund	FTSE China 25 Index*	200%
Direxion Monthly Emerging Markets Bull 2X Fund	MSCI Emerging Markets IndexSM	200%
Direxion Monthly Latin America Bull 2X Fund	S&P® Latin America 40 Index	200%
Direxion Monthly Natural Resources Bull 2X Fund**	S&P North American Natural Resources Sector Index	200%

*  Effective September 22, 2014, the underlying index of the Direxion Monthly China Bull 2X Fund changed its methodology, and as a consequence, was renamed the FTSE China 50 Index.

**  Effective July 7, 2014, the Direxion Monthly Commodity Bull 2X Fund changed its name and the index which it seeks to track. Prior to July 7, 2014, the fund was called the Direxion Monthly Commodity Bull 2X Fund, and sought calendar month performance of the Morgan Stanley® Commodity Related Equity Index.

The Direxion Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in high-yield debt instruments, commonly referred to as "junk bonds," and derivatives of such instruments, including derivatives that isolate the credit component of such junk bonds and do not provide general interest rate exposure. The Fund will seek leveraged returns by investing in derivatives, such as futures contracts, forward contracts and swaps, which can include swaps on debt instruments, ETFs and mutual funds. In utilizing this leverage strategy, the Fund will take positions in leveraged instruments that create investment exposure of 120% of the value of the Fund's assets, rebalancing the Fund's portfolio monthly to maintain the target exposure. Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.

DIREXION SEMI-ANNUAL REPORT

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund and the Direxion Dynamic HY Bond Fund (the "Fixed Income Funds") do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 Eastern Time, rather than the close of regular trading on the NYSE. Equity securities, exchange-traded funds and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds are valued at their respective quoted NAV on the valuation date. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with an original maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Funds' pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation for such securities, the Funds' pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the "Adviser") does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Certain Funds invested in repurchase agreements during the six months ended February 28, 2015; however these Funds were not invested in repurchase agreements at February 28, 2015.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a "net basis". Consequently, a Fund's current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund's obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. In certain instances, market factors

DIREXION SEMI-ANNUAL REPORT

such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"), which requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties called a master swap confirmation agreement. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2015, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following table.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at February 28, 2015 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master swap confirmation agreement.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received[1]	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged[1]	Net Amount[2]
Direxion Monthly Emerging Markets Bull 2X Fund	$44,364	$—	$44,364	$—	$—	$—	$—	$—
Direxion Monthly Latin America Bull 2X Fund	—	—	—	—	50,853	—	50,853	—
Direxion Monthly Natural Resources Bull 2X Fund	—	—	—	—	432,281	—	432,281	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse Capital, LLC*

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received[1]	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged[1]	Net Amount[2]
Direxion Dynamic HY Bond Fund	$2,702,984	$—	$2,702,984	$—	$—	$—	$—	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International*

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received[1]	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged[1]	Net Amount[2]
Direxion Monthly NASDAQ-100® Bull 2X Fund	$—	$—	$—	$—	$155,392	$—	$155,392	$—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—	—	556,861	—	556,861	—
Direxion Monthy S&P 500® Bear 2X Fund	—	—	—	—	771,246	—	771,246	—

*  Credit Suisse Capital, LLC and Credit Suisse International are subsidiaries of Credit Suisse Group AG.

DIREXION SEMI-ANNUAL REPORT

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received[1]	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged[1]	Net Amount[2]
Direxion Monthly Small Cap Bull 2X Fund	$416,659	$—	$416,659	$—	$—	$—	$—	$—
Direxion Monthly Small Cap Bear 2X Fund	—	—	—	—	1,115,859	—	1,115,859	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	—	—	1,715,149	—	1,715,149	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	83,057	—	83,057	—	—	—	—	—
Direxion Monthly China Bull 2X Fund	190,873	—	190,873	—	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Short Positions – The Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Direxion Dynamic HY Bond Fund, and Direxion Monthly S&P 500® Bear 2X Fund may engage in short sale transactions. The Direxion Monthly Small Cap Bull 2X Fund can only engage in short sales "against the box." In this instance a security can only be sold short if a long position is held on the same security. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to segregate assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds held no securities sold short during the six months ended February 28, 2015.

e) Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in futures contracts during the six months ended February 28, 2015.

f) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash

DIREXION SEMI-ANNUAL REPORT

equivalents and liquid securities as collateral for futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the six months ended February 28, 2015.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

h) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Investments in Other Investment Companies – The Funds may invest a significant portion of their assets in other investment companies. The financial statements of these investment companies can be found at www.sec.gov.

j) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

k) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective daily net assets. For additional discussion on expenses, refer to Note 4.

l) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2015 and the year ended August 31, 2014, were as follows:

	Direxion Monthly NASDAQ-100® Bull 2X Fund		Direxion Monthly S&P 500® Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Distributions paid from:
Ordinary Income	$2,798,329	$—	$2,119,047	$2,131,249
Long-Term Capital Gains	—	—	—	23,213
Return of Capital	—	—	—	—
Total Distributions paid	$2,798,329	$—	$2,119,047	$2,154,462

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly S&P 500® Bear 2X Fund		Direxion Monthly Small Cap Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Distributions paid from:
Ordinary Income	$—	$—	$2,191	$331,257
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—
Total Distributions paid	$—	$—	$2,191	$331,257
	Direxion Monthly Small Cap Bear 2X Fund		Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Distributions paid from:
Ordinary Income	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—
Total Distributions paid	$—	$—	$—	$—
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund		Direxion Dynamic HY Bond Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Distributions paid from:
Ordinary Income	$—	$—	$676,890	$460,737
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—
Total Distributions paid	$—	$—	$676,890	$460,737
	Direxion Monthly China Bull 2X Fund		Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Distributions paid from:
Ordinary Income	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—
Total Distributions paid	$—	$—	$—	$—
	Direxion Monthly Latin America Bull 2X Fund		Direxion Monthly Natural Resources Bull 2X Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Distributions paid from:
Ordinary Income	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—
Total Distributions paid	$—	$—	$—	$—

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended

DIREXION SEMI-ANNUAL REPORT

August 31, 2014. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

As of August 31, 2014, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Net unrealized appreciation	$—	$—	$—
Undistributed ordinary income	904,057	2,119,044	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	904,057	2,119,044	—
Other accumulated earnings/(losses)	14,146,888	711,283	(57,251,497)
Total accumulated earnings/(losses)	$15,050,945	$2,830,327	$(57,251,497)
	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Net unrealized appreciation	$—	$—	$—
Undistributed ordinary income	2,187	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	2,187	—	—
Other accumulated losses	(2,263,955)	(56,257,076)	(12,752,878)
Total accumulated losses	$(2,261,768)	$(56,257,076)	$(12,752,878)
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Dynamic HY Bond Fund	Direxion Monthly China Bull 2X Fund
Net unrealized depreciation	$—	$(184,487)	$—
Undistributed ordinary income	—	3,559	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	—	3,559	—
Other accumulated losses	(23,764,110)	(13,827,610)	(11,457,983)
Total accumulated losses	$(23,764,110)	$(14,008,538)	$(11,457,983)
	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Natural Resources Bull 2X Fund
Net unrealized appreciation	$—	$—	$—
Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	—	—	—
Other accumulated losses	(38,976,857)	(177,754,108)	(23,178,021)
Total accumulated losses	$(38,976,857)	$(177,754,108)	$(23,178,021)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, qualified late year loss deferrals and/or unrealized gain/(loss) on derivative positions.

DIREXION SEMI-ANNUAL REPORT

The cost basis for investments for federal income tax purposes as of February 28, 2015 was as follows:

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Tax cost of investments	$—	$—	$—
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation	$—	$—	$—
	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Tax cost of investments	$—	$—	$—
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation	$—	$—	$—
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Dynamic HY Bond Fund	Direxion Monthly China Bull 2X Fund
Tax cost of investments	$—	$174,535,540	$—
Gross unrealized appreciation	—	3,080,796	—
Gross unrealized depreciation	—	(356,829)	—
Net unrealized appreciation	$—	$2,723,967	$—
	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Natural Resources Bull 2X Fund
Tax cost of investments	$—	$—	$—
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation	$—	$—	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2014. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2014.

At August 31, 2014, the following Funds deferred, on a tax basis, qualified late year losses of:

	Late Year Ordinary Losses	Post-October Capital Losses
Direxion Monthly NASDAQ-100® Bull 2X Fund	$—	$—
Direxion Monthly S&P 500® Bull 2X Fund	—	—
Direxion Monthly S&P 500® Bear 2X Fund	59,715	1,423,294
Direxion Monthly Small Cap Bull 2X Fund	—	—
Direxion Monthly Small Cap Bear 2X Fund	192,705	12,898,822
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	178,823	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	134,727	387,450
Direxion Dynamic HY Bond Fund	—	102,411
Direxion Monthly China Bull 2X Fund	37,322	4,310
Direxion Monthly Emerging Markets Bull 2X Fund	110,246	3,434,897
Direxion Monthly Latin America Bull 2X Fund	116,043	1,689,888
Direxion Monthly Natural Resources Bull 2X Fund	94,506	1,729,144

DIREXION SEMI-ANNUAL REPORT

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At August 31, 2014 the following Funds had capital loss carryforwards on a tax basis of:

	8/31/15	8/31/16	8/31/17	8/31/18	8/31/19	Unlimited ST	Unlimited LT
Direxion Monthly NASDAQ-100® Bull 2X Fund	$—	$—	$—	$—	$—	$—	$—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—	—	—	—	—
Direxion Monthly S&P 500® Bear 2X Fund	—	—	(18,781,801)	(4,649,215)	—	(27,070,024)	—
Direxion Monthly Small Cap Bull 2X Fund	—	—	—	—	—	—	—
Direxion Monthly Small Cap Bear 2X Fund	(5,310,686)	(6,570,886)	—	(3,873,693)	(5,087,146)	(17,566,812)	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	—	—	—	(11,430,603)	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	(941,855)	(2,717,991)	(1,976,123)	—	(16,636,195)	—
Direxion Dynamic HY Bond Fund	—	—	—	—	—	(13,725,374)	—
Direxion Monthly China Bull 2X Fund	—	—	(1,208,734)	—	—	(1,512,982)	(7,152,509)
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	(6,688,903)	(1,727,140)	—	(2,521,203)	(23,733,659)
Direxion Monthly Latin America Bull 2X Fund	—	—	(148,741,363)	—	—	(7,082,178)	(12,278,834)
Direxion Monthly Natural Resources Bull 2X Fund	—	—	—	(9,895,898)	—	(3,364,609)	(7,543,091)

The Direxion Monthly NASDAQ-100® Bull 2X Fund utilized $4,592,717 of capital loss carryforward set to expire August 31, 2016. The Direxion Dynamic HY Bond Fund utilized $426,941 of capital loss carryforward not subject to expiration.

The Direxion Monthly Small Cap Bear 2X Fund had capital loss of $883,969 expire on August 31, 2014.

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2015, open Federal and state income tax years include the tax years ended August 31, 2012, August 31, 2013 and August 31, 2014. The Funds have no examination in

DIREXION SEMI-ANNUAL REPORT

progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six months ended February 28, 2015, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) in the Direxion Dynamic HY Bond Fund were $294,668,046 and $126,347,164, respectively. There were no purchases and sales as defined above in any of the other Funds.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 28, 2015.

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to each Fund's average daily net assets at the annual rates presented below:

Direxion Monthly NASDAQ-100® Bull 2X Fund	0.75%
Direxion Monthly S&P 500® Bull 2X Fund	0.75%
Direxion Monthly S&P 500® Bear 2X Fund	0.75%
Direxion Monthly Small Cap Bull 2X Fund	0.75%
Direxion Monthly Small Cap Bear 2X Fund	0.75%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	0.75%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	0.75%
Direxion Dynamic HY Bond Fund	0.75%
Direxion Monthly China Bull 2X Fund	0.75%
Direxion Monthly Emerging Markets Bull 2X Fund	0.75%
Direxion Monthly Latin America Bull 2X Fund	0.75%
Direxion Monthly Natural Resources Bull 2X Fund	0.75%

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the "Agreement") with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds through September 1, 2016.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the daily average net assets of each Fund and the below amount:

Direxion Monthly NASDAQ-100® Bull 2X Fund	0.35%
Direxion Monthly S&P 500® Bull 2X Fund	0.35%
Direxion Monthly S&P 500 Bear® 2X Fund	0.35%
Direxion Monthly Small Cap Bull 2X Fund	0.35%

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund	0.35%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	0.35%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	0.35%
Direxion Dynamic HY Bond Fund	0.35%
Direxion Monthly China Bull 2X Fund	0.35%
Direxion Monthly Emerging Markets Bull 2X Fund	0.35%
Direxion Monthly Latin America Bull 2X Fund	0.35%
Direxion Monthly Natural Resources Bull 2X Fund	0.35%

Distribution Expenses: Shares of the Funds, except for shares of the Direxion Dynamic HY Bond Fund are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets. The Direxion Dynamic HY Bond Fund is subject to an annual Rule 12b-1 fee of up to 0.40% of the Fund's average daily net assets. Each Fund currently pays a 12b-1 fee of 0.25% of the Fund's average daily net assets.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds' securities as of February 28, 2015:

	Direxion Monthly NASDAQ-100® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(155,392)	$—	$(155,392)
	Direxion Monthly S&P 500® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(556,861)	$—	$(556,861)
	Direxion Monthly S&P 500® Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(771,246)	$—	$(771,246)
	Direxion Monthly Small Cap Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$416,659	$—	$416,659
	Direxion Monthly Small Cap Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(1,115,859)	$—	$(1,115,859)
	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(1,715,149)	$—	$(1,715,149)

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$83,057	$—	$83,057
	Direxion Dynamic HY Bond Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income	$177,259,507	$—	$—	$177,259,507
Other Financial Instruments*	—	2,702,984	—	2,702,984
	Direxion Monthly China Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*		$190,873	$—	$190,873
	Direxion Monthly Emerging Markets Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$44,364	$—	$44,364
	Direxion Monthly Latin America Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(50,853)	$—	$(50,853)
	Direxion Monthly Natural Resources Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(432,281)	$—	$(432,281)

For further detail on each asset class, see Schedules of Investments.

*  Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities. There were no Level 3 securities held by the Funds during the six months ended February 28, 2015. It is the Funds' policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2015, the Funds were invested in swap contracts.

DIREXION SEMI-ANNUAL REPORT

At February 28, 2015, the fair value of derivatives instruments, by primary risk, were as follows:

Asset Derivatives[1]
		Interest Rate Risk	Commodities Risk	Equity Risk	Credit Risk	Total
Direxion Monthly Small Cap Bull 2X Fund	Swap contracts	$—	$—	$416,659	$—	$416,659
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Swap contracts	83,057	—		—	83,057
Direxion Dynamic HY Bond Fund	Swap contracts	—	—	—	2,702,984	2,702,984
Direxion Monthly China Bull 2X Fund	Swap contracts	—	—	190,873	—	190,873
Direxion Monthly Emerging Markets Bull 2X Fund	Swap contracts	—	—	44,364	—	44,364

1  Statements of Assets and Liabilities location: Net unrealized appreciation on swaps.

Liability Derivatives[1]
		Interest Rate Risk	Commodities Risk	Equity Risk	Credit Risk	Total
Direxion Monthly NASDAQ-100® Bull 2X Fund	Swap contracts	$—	$—	$155,392	$—	$155,392
Direxion Monthly S&P 500® Bull 2X Fund	Swap contracts	—	—	556,861	—	556,861
Direxion Monthly S&P 500® Bear 2X Fund	Swap contracts	—	—	771,246	—	771,246
Direxion Monthly Small Cap Bear 2X Fund	Swap contracts	—	—	1,115,859	—	1,115,859
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Swap contracts	1,715,149	—	—	—	1,715,149
Direxion Monthly Latin America Bull 2X Fund	Swap contracts	—	—	50,853	—	50,853
Direxion Monthly Natural Resources Bull 2X Fund	Swap contracts	—	432,281	—	—	432,281

1  Statements of Assets and Liabilities location: Net unrealized depreciation on swaps.

DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the six months ended February 28, 2015, by primary risk, were as follows:

		Interest Rate Risk	Commodities Risk	Equity Risk	Credit Risk	Total
Direxion Monthly NASDAQ-100® Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	$—	$—	$23,580,906	$—	$23,580,906
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(14,706,184)	—	(14,706,184)
Direxion Monthly S&P 500® Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	5,337,251	—	5,337,251
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(1,582,180)	—	(1,582,180)
Direxion Monthly S&P 500® Bear 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(1,441,226)	—	(1,441,226)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(431,430)	—	(431,430)
Direxion Monthly Small Cap Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	3,901,957	—	3,901,957
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(63,747)	—	(63,747)
Direxion Monthly Small Cap Bear 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(1,443,337)	—	(1,443,337)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	42,080	—	42,080
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	6,998,667	—	—	—	6,998,667
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	(2,497,658)	—	—	—	(2,497,658)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Net Realized gain (loss)[1] Swap contracts	(1,242,451)	—	—	—	(1,242,451)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	347,272	—	—	—	347,272
Direxion Dynamic HY Bond Fund	Net Realized gain (loss)[1] Swap contracts		—	—	459,547	459,547
	Change in net unrealized appreciation (depreciation)[2] Swap contracts		—	—	2,702,809	2,702,809

DIREXION SEMI-ANNUAL REPORT

		Interest Rate Risk	Commodities Risk	Equity Risk	Credit Risk	Total
Direxion Monthly China Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	$—	$—	$802,775	$—	$802,775
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	249,991	—	249,991
Direxion Monthly Emerging Markets Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(14,074,402)	—	(14,074,402)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	82,971	—	82,971
Direxion Monthly Latin America Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(6,934,111)	—	(6,934,111)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(595,567)	—	(595,567)
Direxion Monthly Natural Resources Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	(4,172,943)	—	—	(4,172,943)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(121,992)	—	—	(121,992)

1  Statements of Operations location: Net realized gain (loss) on swaps.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

For the six months ended February 28, 2015, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swaps Contracts	Short Equity Swaps Contracts
Direxion Monthly NASDAQ-100® Bull 2X Fund	$513,416,919	$—
Direxion Monthly S&P 500® Bull 2X Fund	104,910,380	—
Direxion Monthly S&P 500® Bear 2X Fund	—	19,583,035
Direxion Monthly Small Cap Bull 2X Fund	65,797,275	—
Direxion Monthly Small Cap Bear 2X Fund	—	22,601,498
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	241,323,321	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	16,037,219
Direxion Dynamic HY Bond Fund	43,593,344	—
Direxion Monthly China Bull 2X Fund	14,037,472	—
Direxion Monthly Emerging Markets Bull 2X Fund	39,380,888	—
Direxion Monthly Latin America Bull 2X Fund	25,176,035	—
Direxion Monthly Natural Resources Bull 2X Fund	18,330,665	—

The Funds, with the exception of the Direxion Dynamic HY Bond Fund, utilize this volume of derivatives in order to obtain leverage in order to meet this investment objectives of 200% (or -200%) calendar month performance of their respective index.

DIREXION SEMI-ANNUAL REPORT

7.  SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statements of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds' financial statements and have determined there is no impact to the Funds' financial statements.

DIREXION SEMI-ANNUAL REPORT

Supplemental Information (Unaudited)

Direxion Funds

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 46	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty, 1999-present.	117	None.
Eric Falkeis(2) Age: 41	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly President, Rafferty Asset Management, LLC, March 2013-April 2014; formerly, Senior Vice President, USBFS, September 2007-March 2013; Chief Financial Officer, USBFS, April 2006-March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	117	Trustee, Professionally Managed Portfolios (45 Funds).

Non-Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years

Gerald E. Shanley III Age: 71	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	117	None.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Funds which, as of the date of this report, offers for sale to the public 13 portfolios, the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 8 funds registered with the SEC and the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 59 of the 96 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years

John Weisser Age: 73	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc., 1971-1995, most recently as Managing Director.	117
					Director, The MainStay Funds Trust (39 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (29 Funds), Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategy Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).
David L. Driscoll Age: 45	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	117	None.
Jacob C. Gaffey Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008-2012.	117	Director, Costa, Inc. (formerly A.T. Cross, Inc.).

(1)  The Direxion Family of Investment Companies consists of the Direxion Funds which, as of the date of this report, offers for sale to the public 13 portfolios, the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 8 funds registered with the SEC and the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 59 of the 96 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 35th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years

Daniel D. O'Neill(1) Age: 46	Chief Executive Officer and Chief Investment Officer	One Year; Since 2006	Managing Director of Rafferty, 1999-present.	117	N/A
Eric Falkeis(2) Age: 41	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	117	Trustee, Professionally Managed Portfolios (45 Funds).
Brian Jacobs Age: 54	President	One Year; Since 2014
			President, since April 2014, Rafferty Asset Management, LLC; formerly, Managing Partner, Jacobs Strategic Consulting (2012-2014); formerly, Chief Executive Officer, Hatteras Funds (2010-2012); formerly, Chief Distribution Officer, Baron Capital (2009); formerly, Managing Director, Allianz Global Investors (2000-2008).	N/A	Formerly, Board Member, Wheelhouse Analytics; formerly, Board Member, Raise Hope Foundation.

(1)  Mr. O'Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)  Mr. Falkeis serves as a Trustee of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(3)  The Direxion Family of Investment Companies consists of the Direxion Funds which, as of the date of this report, offers for sale to the public 13 portfolios, the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 8 funds registered with the SEC and the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 59 of the 96 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years

Patrick J. Rudnick Age: 41	Principal Financial Officer and Assistant Secretary	One Year; Since 2010
			Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006-2013); formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A
Angela Brickl Age: 38	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011
			General Counsel and Chief Compliance Officer, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)  The Direxion Family of Investment Companies consists of the Direxion Funds which, as of the date of this report, offers for sale to the public 13 portfolios, the Direxion Insurance Trust which, as of the date of this report, offers for sale to the public 3 of the 8 funds registered with the SEC and the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 59 of the 96 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI–ANNUAL REPORT FEBRUARY 28, 2015

1301 Avenue of the Americas (6th Ave.), 35th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual
Report

Direxion Hilton
Tactical Income Fund

FEBRUARY 28, 2015

TICKERS:

INVESTOR CLASS - HCYAX | INSTITUTIONAL CLASS - HCYIX

Like shares of all mutual funds, these securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC") and the U.S. Commodity Futures Trading Commission ("CFTC") nor have the SEC or CFTC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1301 Avenue of the Americas (6th Avenue), 35th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Table of Contents

Letter to Shareholders	4
Expense Example	8
Allocation of Portfolio Holdings	9
Schedule of Investments	10
Financial Statements	12
Financial Highlights	15
Notes to the Financial Statements	16
Additional Information	21
Trustees and Officers	22
Investment Advisory and Subadvisory Agreements and Approvals	26

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report is for the Direxion Hilton Tactical Income Fund (the "Fund"), and covers the period from September 1, 2014 to February 28, 2015 (the "Semi-Annual Period"). The Fund was formerly known as the Hilton Yield Plus Fund and was formerly a series of the Managed Portfolio Series Trust. On December 5, 2014, the assets of the Hilton Yield Plus Fund were transferred to the Fund in a tax-free reorganization approved by the shareholders. Prior to the reorganization, Hilton Capital Management, LLC ("Hilton" or the "Subadviser") served as the Hilton Yield Plus Fund's Adviser. Subsequent to reorganization, Rafferty Asset Management, LLC ("Rafferty") serves as Adviser and Hilton serves as the Fund's subadviser. The Fund offers an Investor Class and an Institutional Class of shares

Fund & Market Commentary:

The Institutional Class posted a return of -1.33% while the Investor Class returned -1.48% for the Semi-Annual Period. The Fund's benchmark, a blend of 60% Barclays U.S. Intermediate Government/Credit Index and 40% S&P 500® Total Return Index, returned 3.79% for the same period.

The Fund's 30-day SEC Yield at February 28, 2015 was 3.53% and 3.30% for the Institutional Class and Investor Class, respectively. Assets under management in the Fund grew by 40% during the Semi-Annual Period (approximately $35MM to $49MM).

During the Semi-Annual Period, the subadviser increased their cash position from 6% to 11%, increased exposure to fixed income from 35% to 42% and decreased equity exposure from 58% to 47%; returning to a more traditional Hilton allocation, with a slightly defensive stance. Within the equity exposure, the Fund's exposure to the energy sector was taken down from 23% to 8%.

For the Fund, exposure to common stocks in the Consumer and Health Care sectors were the largest contributors to performance, as the portfolio benefited from exposure to high quality dividend paying stocks following the theme of building a "needs-based" portfolio. The top contributor was Pfizer, Inc. ("PFE", and 1.64% of the Fund's net assets on November 30, 2014), which benefited from bringing a number of new drugs to market as well as completing its largest purchase in a decade – acquiring Hospira, a provider of injectable drugs. By completing this acquisition, PFE gains a steadily growing business to add on to its established drug unit. PFE still has a very large cash position, which suggests further acquisitions are to come. Preferred stocks and fixed income holdings contributed positively to performance as medium- and long-term treasury yields declined.

Though exposure to the Energy sector was taken down by liquidating and trimming exposure to Master Limited Partnerships ("MLPs") over the Semi Annual Period, it remained as the largest detractor to overall performance. Volatility in the space, in particular as it relates to oil production in the United States and global stockpiles, has been well documented, and the portfolio was not immune, as the decline in oil prices negatively impacted the performance of MLPs. However, the portfolio's holdings performed significantly better than the overall asset class due to its focus on high quality, fee-based MLPs, which may help insulate near-term distributable cash flows from the decline in oil prices. By completing the aforementioned multi-month process of cutting exposure to MLPs, the Fund saved an estimated 3% of overall performance, while maintaining positions in high conviction, well vetted MLP's.

As Hilton looks further ahead into 2015, there are several main themes they will continue to monitor: 1) the relative economic strength in an environment not driven by Federal Reserve monetary policy in the United States standing in contrast to weaker growth and more aggressive monetary policy in the rest of the world; 2) continued volatility within energy markets viewed through the lens of a constantly changing geo-political landscape; 3) the likelihood of a higher U.S. interest rate environment as a catalyst for volatility throughout 2015 and the resultant possibility of re-pricing across fixed income segments. As Hilton continues to monitor these themes, they remain optimistic about the prospects for the strategy.

DIREXION SEMI-ANNUAL REPORT
4

Principal Investment Strategy:

The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, MLPs, real estate investment trusts ("REITs"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes ("ETNs"), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities.

MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLPs trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs typically distribute income quarterly and have the potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Consistent with that intention, the Fund shall invest no more than 25% of its total assets in securities of MLPs.

REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

ETNs are debt obligations of investment banks which are traded on exchanges and whose returns are linked to the performance of market indices.

The subadviser's investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions. The subadviser scans a broad array of possible income-producing opportunities across the capital structure and then analyzes company-specific fundamental research to understand a company's dividend policy, relative value and balance sheet. Investments are selected for the Fund's portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The subadviser has a two tier approach to managing the Fund's fixed income portfolio. First, it considers a long-term strategic investment view. Second, it buys and sells fixed income securities opportunistically in response to short-term market, economic, political, or other developments. The objective of the subadviser's fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate term fixed income investments such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor's Rating Service, Inc. ("S&P") or lower than Baa3 by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, determined by the subadviser to be of comparable quality. The Fund invests in fixed income securities of any duration. Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates. For example, a five-year duration means the investment will decrease in value by 5% if interest rates rise 1%.

In addition, the Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act").

The subadviser's investment team has the flexibility to change the Fund's asset allocation to reflect its outlook on market conditions and may reallocate the Fund's investments between asset classes in an attempt to improve the Fund's total return and reduce volatility. Volatility in the markets provides the subadviser with the opportunity to benefit from perceived pricing dislocations that may occur during periods of market distress. The Fund's portfolio managers make asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes.

At the discretion of the subadviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic

DIREXION SEMI-ANNUAL REPORT
5

or political conditions and (ii) to retain flexibility in meeting redemptions and paying expenses. Such investments may result in the Fund not achieving its investment objective.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

William J. Garvey	Craig O'Neill	Alex Oxenham
Hilton Capital Management, LLC	Hilton Capital Management, LLC	Hilton Capital Management, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges, and expenses of the Direxion Funds carefully before investing. The prospectus and summary prospectus contain this and other information about Direxion Funds. To obtain a prospectus or summary prospectus, please contact Direxion Investments at 800.851.0511 or visit www.direxioninvestments.com.The prospectus or summary prospectus should be read carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. The Fund's strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. In addition, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. The Fund may invest in foreign securities and American Depositary Receipts which involve political, economic and currency risks, greater volatility and differences in accounting methods. Medium- and small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The Fund may invest in MLPs which can be negatively influenced when interest rates rise. These investments also entail many of the general tax risks of investing in a partnership.

There is always the risk that an MLP will fail to qualify for favorable tax treatments. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and nonrated securities presents a greater risk of loss to principal and interest than higher-rated securities. Income from municipal securities may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Because the funds invest in ETFs and ETNs, they are subject to additional risks that do not apply to conventional mutual funds. ETF risk includes the risks that the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund's ability to sell its shares. ETN risk includes the risks that the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic,

DIREXION SEMI-ANNUAL REPORT
6

legal, political or geographic events that affect the referenced index. In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

The total annual fund operating expense ratio of the Direxion Hilton Tactical Income Fund Investor Class is 1.47%.*

Barclay's U.S. Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

The S&P 500® Index is one of the most commonly used benchmarks for the overall U.S. Stock Market. It is a market value weighted index and each stock's weight is proportionate to its market value.

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

Distributed by: Rafferty Capital Markets, LLC

*  Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Fund. Under this Operating Service Agreement, Rafferty has contractually agreed, in exchange for an annualized fee of 0.15% of the average daily net assets of each class of the Fund, to pay all expenses of the Fund as long as Rafferty is the adviser to the Fund, other than the following: management fees, distribution and/or service fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.

DIREXION SEMI-ANNUAL REPORT
7

Expense Example

February 28, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

February 28, 2015 (Unaudited)

	Expense Ratio[1]	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period[2]
Direxion Hilton Tactical Income Fund Investor Class
Based on actual fund return	1.42%	$1,000.00	$985.20	$6.99
Based on hypothetical 5% return	1.42%	1,000.00	1,017.75	7.10
Direxion Hilton Tactical Income Fund Institutional Class
Based on actual fund return	1.15%	1,000.00	986.70	5.66
Based on hypothetical 5% return	1.15%	1,000.00	1,019.09	5.76

1  Annualized.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average value over the period, multiplied by the number of days in the period of September 1, 2014 to February 28, 2015, then divided by 365.

DIREXION SEMI-ANNUAL REPORT
8

Allocation of Portfolio Holdings

February 28, 2015 (Unaudited)

	Common Stock	Preferred Stock	Closed-End Funds	Master Limited Partnerships	Corporate Bonds	Convertible Bonds	Convertible Preferred Stock	Exchange Traded Funds	Cash*	Total
Direxion Hilton Tactical Income Fund	32%	22%	12%	8%	8%	3%	2%	1%	12%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT
9

Direxion Hilton Tactical Income Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 32.4%
Consumer Discretionary - 2.1%
10,500	McDonald's Corp.	$1,038,450
Consumer Staples - 8.2%
34,500	B&G Foods, Inc.	988,425
15,000	Tootsie Roll Industries, Inc.	494,700
42,975	Vector Group Ltd.	990,574
18,865	Wal-Mart Stores, Inc.	1,583,339
		4,057,038
Financials - 18.2%
45,735	American Capital Agency Corp. - REIT	980,330
16,500	Bryn Mawr Bank Corp.	494,010
29,185	Federated Investors, Inc., Class B	961,062
152,800	Gramercy Property Trust, Inc. - REIT	1,077,240
30,150	Heritage Financial Corp.	486,018
80,000	Independence Realty Trust, Inc. - REIT	744,000
95,500	Sterling Bancorp	1,310,260
93,275	Two Harbors Investment Corp. - REIT	973,791
8,000	Westwood Holdings Group, Inc.	499,840
92,500	Winthrop Realty Trust - REIT	1,489,250
		9,015,801
Health Care - 3.9%
9,605	Novartis AG - ADR	983,552
28,000	Pfizer, Inc.	960,960
		1,944,512
	TOTAL COMMON STOCKS (Cost $15,422,886)	$16,055,801
PREFERRED STOCKS - 21.9%
Consumer Discretionary - 1.9%
37,000	M/I Homes, Inc., Series A	$954,600
Consumer Staples - 2.2%
40,000	CHS, Inc. (a)	1,087,600
Financials - 17.8%
10,000	AG Mortgage Investment Trust, Inc., Series A	252,900
30,000	Apollo Residential Mortgage, Inc., Series A	742,500
17,500	Arbor Realty Trust, Inc.	439,600
12,000	Arlington Asset Investment Corp.	288,600
26,000	Bank of America Corp., Series H	499,200
11,600	Boston Private Financial Holdings, Inc.	296,148
13,350	Colony Financial, Inc., Series A	359,115
50,000	Countrywide Capital IV, Series A	1,290,500
38,000	Countrywide Capital V, Series B	977,360
22,100	Customers Bancorp, Inc.	592,501
15,000	CYS Investments, Inc., Series A	372,000
5,000	Dynex Capital, Inc., Series B	122,900
25,000	HCI Group, Inc.	651,000
Shares		Fair Value
Financials (continued)
37,000	RAIT Financial Trust - REIT	$915,750
40,000	State Street Corp.	1,017,200
		8,817,274
	TOTAL PREFERRED STOCKS (Cost $10,619,469)	$10,859,474
CLOSED-END FUNDS - 12.3%
178,000	Alpine Total Dynamic Dividend Fund	$1,585,980
11,500	DoubleLine Income Solutions Fund	234,025
35,500	DoubleLine Opportunistic Credit Fund	915,190
88,000	Medley Capital Corp.	832,480
45,000	Nuveen Mortgage Opportunity Term Fund	1,051,200
48,500	PIMCO Dynamic Income Fund	1,449,665
	TOTAL CLOSED-END FUNDS (Cost $6,167,104)	$6,068,540
MASTER LIMITED PARTNERSHIPS - 8.4%
Energy - 8.4%
60,000	Boardwalk Pipeline Partners, LP	$984,000
48,325	Enterprise Products Partners LP	1,611,155
18,750	Magellan Midstream Partners, LP	1,541,250
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,990,874)	$4,136,405
CORPORATE BONDS - 7.8%
Consumer Discretionary - 2.1%
	Amazon.com, Inc.
500,000	3.30%, 12/05/2021	$519,682
500,000	3.80%, 12/05/2024	525,806
		1,045,488
Health Care - 1.9%
	AbbVie, Inc.
925,000	2.90%, 11/06/2022	927,087
Information Technology - 3.8%
	Google, Inc.
800,000	3.38%, 02/25/2024	854,187
	Microsoft Corp.
1,000,000	2.70%, 02/12/2025	1,005,389
		1,859,576
	TOTAL CORPORATE BONDS (Cost $3,723,128)	$3,832,151
CONVERTIBLE BONDS - 3.3%
Financials - 3.3%
	Colony Financial, Inc.
750,000	3.88%, 01/15/2021	$786,094
	HCI Group, Inc.
850,000	3.88%, 03/15/2019 (b)	866,469
	TOTAL CONVERTIBLE BONDS (Cost $1,596,168)	$1,652,563

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
10

Direxion Hilton Tactical Income Fund

Schedule of Investments

February 28, 2015 (Unaudited)

Shares		Fair Value
CONVERTIBLE PREFERRED STOCKS - 1.4%
Financials - 1.4%
36,000	Wheeler Real Estate Investment Trust, Series B	$705,600
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $885,757)	$705,600
EXCHANGE TRADED FUNDS - 0.9%
21,000	ProShares Short S&P 500 Fund (a)	$444,780
	TOTAL EXCHANGE TRADED FUNDS (Cost $468,469)	$444,780
SHORT TERM INVESTMENTS - 12.3%
Money Market Funds - 12.3%
6,111,620	Fidelity Institutional Money Market Portfolio, 0.07% (c)	$6,111,620
	TOTAL SHORT TERM INVESTMENTS (Cost $6,111,620)	$6,111,620
	TOTAL INVESTMENTS - 100.7% (Cost $48,985,475)	$49,866,934
	Liabilities in Excess of Other Assets - (0.7%)	(333,454)
	TOTAL NET ASSETS - 100.0%	$49,533,480

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of February 28, 2015, the value of this investment was $866,469 or 1.7% of total net assets.

(c)  Represents annualized seven-day yield at February 28, 2015.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
11

Statement of Assets & Liabilities

February 28, 2015 (Unaudited)

Direxion Hilton Tactical Income Fund
Assets:
Investments, at fair value (Note 2)	$49,866,934
Receivable for Fund shares sold	297,193
Dividends and interest receivable	186,202
Prepaid expenses and other assets	4,287
Total Assets	50,354,616
Liabilities:
Payable for investment securities purchased	786,732
Accrued investment advisory fees	33,304
Accrued distribution expenses	1,100
Total Liabilities	821,136
Net Assets	$49,533,480
Net Assets Consist of:
Capital stock	$49,302,533
Undistributed net investment income	183,908
Accumulated net realized loss	(834,420)
Net unrealized appreciation on:
Investments	881,459
Net Assets	$49,533,480
Cost of Investments	$48,985,475
Calculation of Net Asset Value Per Share:
Investor Class Shares:
Net assets	$3,873,928
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	245,104
Net asset value, redemption price and offering price per share	$15.81
Institutional Class Shares:
Net assets	$45,659,552
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,885,266
Net asset value, redemption price and offering price per share	$15.83

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
12

Statement of Operations

For the Six Months Ended February 28, 2015 (Unaudited)

Direxion Hilton Tactical Income Fund
Investment Income:
Dividend income	$1,115,154
Interest income	58,935
Total investment income	1,174,089
Expenses:
Investment advisory fees	191,967
Fund administration & accounting fees	24,176
Transfer agent fees	12,672
Federal & state registration fees	944
Audit fees	3,680
Legal fees	3,056
Compliance fees	3,168
Trustee fees	2,752
Custody fees	2,080
Miscellaneous expense	1,152
Insurance expense	432
Blue sky expense	9,568
Other	16,052
Postage & printing fees	1,344
Distribution and Shareholder Service Fees – Investor Class	3,594
Total expenses	276,637
Less: Reimbursement of expenses from Adviser	(34,818)
Net expenses	241,819
Net investment income	932,270
Realized and unrealized loss on investments:
Net realized loss on:
Investments	(833,943)
(833,943)
Change in net unrealized depreciation on:
Investments	(536,658)
(536,658)
Net realized and unrealized loss on investments	(1,370,601)
Net decrease in net assets resulting from operations	$(438,331)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
13

Statement of Changes in Net Assets

	Direxion Hilton Tactical Income Fund
	Six Months Ended February 28, 2015 (Unaudited)	September 16, 2013[1] through August 31, 2014
Increase (decrease) in net assets from:
Operations:
Net investment income	$932,270	$411,499
Net realized gain (loss) on investments	(833,943)	382,374
Change in net unrealized appreciation (depreciation) on investments	(536,658)	1,418,117
Net increase (decrease) in net assets resulting from operations	(438,331)	2,211,990
Distributions to shareholders:
Net investment income:
Investor Class Shares	(45,992)	(9,817)
Institutional Class Shares	(747,267)	(358,491)
Net realized gains
Investor Class Shares	(24,764)	(726)
Institutional Class Shares	(332,535)	(23,120)
Total distributions to shareholders	(1,150,558)	(392,154)
Capital share transactions:
Total increase in net assets from net change in capital share transactions(a)	15,416,198	33,886,335
Total increase in net assets	13,827,309	35,706,171
Net assets:
Beginning of year/period	35,706,171	—
End of year/period	$49,533,480	$35,706,171
Undistributed net investment income, end of year/period	$183,908	$44,897

(a)  Summary of capital share transactions is as follows:

	Direxion Hilton Tactical Income Fund
	Six Months Ended February 28, 2015 (Unaudited)		September 16, 2013[1] through August 31, 2014
	Shares	Value	Shares	Value
Shares sold
Investor Class Shares	356,541	$5,667,545	74,670	$1,180,900
Institutional Class Shares	3,386,057	54,342,206	2,108,424	32,996,493
Shares issued in reinvestment of distributions
Investor Class Shares	4,204	64,673	283	4,483
Institutional Class Shares	63,525	981,670	19,746	312,238
Shares redeemed
Investor Class Shares	(189,864)	(3,034,121)	(729)	(12,000)
Institutional Class Shares	(2,654,961)	(42,605,775)	(37,525)	(595,779)
Net increase	965,502	$15,416,198	2,164,869	$33,886,335

1  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
14

Financial Highlights

February 28, 2015

												RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Redemption Fees Paid to Fund	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses[3]	Net Expenses[3]	Net Investment Income after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[4]
Direxion Hilton Tactical Income Fund
Investor Class Shares
Six Months Ended February 28, 2015 (Unaudited)	$16.47	$0.35	$(0.61)	$(0.26)	$(0.27)	$(0.13)	$(0.40)	$—	$15.81	(1.48)%	$3,874	1.56%	1.42%	4.48%	60%
September 16, 2013[5] to August 31, 2014	15.00	0.32	1.50	1.82	(0.32)	(0.03)	(0.35)	—	16.47	12.26%	1,223	2.72%	1.60%	2.27%	58%
Institutional Class Shares
Six Months Ended February 28, 2015 (Unaudited)	16.49	0.35	(0.58)	(0.23)	(0.30)	(0.13)	(0.43)	—[6]	15.83	(1.33)%	45,660	1.32%	1.15%	4.49%	60%
September 16, 2013[5] to August 31, 2014	15.00	0.37	1.50	1.87	(0.35)	(0.03)	(0.38)	—[6]	16.49	12.61%	34,483	2.52%	1.25%	2.63%	58%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3  For periods of less than one year, these ratios are annualized.

4  Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, forward contracts, futures contracts and repurchase agreements are deemed short-term securities.

5  Commencement of operations.

6  Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
15

Direxion Funds

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 16 series, of which one is included in this report: Direxion Hilton Tactical Income Fund (the "Fund"). The Fund is a diversified series of the Trust pursuant to 1940 Act. The Fund was formerly known as the Hilton Yield Plus Fund (the "Predecessor Fund") and was formerly a series of Managed Portfolio Series Trust, which commenced operations on September 16, 2013. On December 5, 2014, substantially all of the assets of the Predecessor Fund, were transferred to the Fund in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund (the "Reorganization). Hilton Capital Management, LLC ("Hilton") previously served as the investment adviser to the Predecessor Fund. After the Reorganization, Rafferty Capital Management, LLC serves as the Fund's investment adviser ("Rafferty" or "Adviser") and serves as the Fund's subadviser ("Subadviser"). The Fund currently offers Investor Class and Institutional Class shares. Investor Class shares are made available through registered investment advisers, financial planners, broker-dealer or other financial intermediaries. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge.

The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stock of any capitalization, master limited partnerships ("MLPs"), real estate investment trusts ("REITS"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). Equity securities, including common stocks, preferred stocks, exchange-traded funds, MLPs and REITs and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Convertible and corporate bonds are valued on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

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c) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

d) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Expenses are computed based on the Fund's respective daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 4.

e) Distributions to Shareholders – The Fund will make distributions of net investment income, if any, monthly. The Fund will also distribute net realized capital gains, if any, annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2015 and the period ended August 31, 2014, were as follows:

	Direxion Hilton Tactical Income Fund[1]
	Six Months Ended February 28, 2015 (Unaudited)	Period of September 16, 2013 to August 31, 2014
Distributions paid from:
Ordinary Income	$1,145,409	$392,154
Long-Term Capital Gains	5,149	—
Total Distributions paid	$1,150,558	$392,154

1  Commenced operations on September 16, 2013.

The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2014. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.

As of August 31, 2014, the components of distributable earnings of the Fund on a tax basis were as follows:

Direxion Hilton Tactical Income Fund
Net unrealized appreciation	$1,438,388
Undistributed ordinary income	376,323
Undistributed long-term capital gain	5,125
Total distributable earnings	381,448
Other accumulated loss	—
Total accumulated earnings	$1,819,836

The difference between book cost of investments and tax cost of investments is attributable primarily to publically traded partnership investments.

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The cost basis for investments for federal income tax purposes as of February 28, 2015 was as follows:

Direxion Hilton Tactical Income Fund
Tax cost of investments	$48,965,204
Gross unrealized appreciation	901,730
Gross unrealized depreciation	—
Net unrealized appreciation	$901,730

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2014. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2014. For the year ended August 31, 2014, the Fund did not defer any qualified late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2014, the Fund did not have any capital loss carryovers.

f) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six months ended February 28, 2015, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $33,840,238 and $22,076,926, respectively.

4.  INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

Investment Advisory Agreement: Effective December 5, 2014, the Fund has entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to the Fund's average daily net assets at an annual rate of 0.90%.

In addition, the Adviser has entered into a sub-advisory agreement with Hilton, whereby the Subadviser will provide investment management and asset allocation advice to the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these sub-advisory services.

Prior to the Reorganization, Hilton had entered into an investment advisory agreement with Managed Portfolio Series, whereby Hilton received, on a monthly basis, an advisory fee equal to 0.95% of the Predecessor Fund's average daily net assets. In addition, Hilton contractually agreed to waive a portion of its entire advisory fee and/or reimburse the Predecessor Fund for its expenses to ensure that the total annual operating expenses for the Predecessor Fund did not exceed 1.60% and 1.25% of average daily net assets of the Investor Class and Institutional Class shares, respectively.

Expenses waived and/or reimbursed by Hilton were subject to recoupment by Hilton. However, after the Reorganization, Hilton relinquished the ability to recoup those expenses.

Operating Services Agreement: Effective December 5, 2014, the Fund has entered into an Operating Services Agreement (the "Agreement") with the Adviser. Under this Agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.15% of the average daily net assets of each class of the Fund, to pay all expenses of the Fund as long

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as Rafferty is the adviser of the Fund, other than the following: management fees, distribution and/or service fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund at least through September 1, 2016.

Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets. The Investor Class shares of the Fund currently pay 0.25% of its average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. Prior to the Reorganization, the Predecessor Fund charged the same distribution expenses and additionally charged a 0.10% shareholder servicing fee on the average daily net assets of the Investor Class shares. The Fund does not charge a shareholder service fee.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs including the Fund's own assumptions about the assumptions in determining fair value of investments)

To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Convertible and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$16,055,801	$—	$—	$16,055,801
Preferred Stocks	9,228,323	1,631,151	—	10,859,474
Closed End Funds	6,068,540	—	—	6,068,540
Master Limited Partnerships	4,136,405	—	—	4,136,405
Corporate Bonds	—	3,832,151	—	3,832,151
Convertible Bonds	—	1,652,563	—	1,652,563
Convertible Perferred Stocks	705,600	—	—	705,600
Exchange Traded Funds	444,780	—	—	444,780
Short-Term Investment	6,111,620	—	—	6,111,620
Total Investments in Securities	$42,751,069	$7,115,865	$—	$49,866,934

For further detail on each asset class, see Schedule of Investments.

The Fund follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as

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well as the reasons(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities. There were no Level 3 securities held by the Fund during the period ended February 28, 2015. It is the Fund's policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.  SUBSEQUENT EVENTS

The Fund paid an income distribution to the Investor Class in the amount of $0.055 per share, and to the Institutional Class in the amount of $0.0584 per share, with a record date of February 27, 2015 and ex-date and payable date of March 2, 2015.

The Fund paid an income distribution to the Investor Class in the amount of $0.055 per share, and to the Institutional Class in the amount of $0.0584 per share, with a record date of March 31, 2015 and ex-date and payable date of April 1, 2015.

The Fund follows authoritative standards of accounting for and disclosure of events that occur after the Statement of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Fund has evaluated subsequent events through the issuance of the Fund's financial statements and has determined there is no impact to the Fund's financial statements.

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Additional Information (Unaudited)

Direxion Funds

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 46	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty, 1999-present.	117	None.
Eric W. Falkeis(2) Age: 41	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	117	Trustee, Professionally Managed Portfolios (45 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 71	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	117	None.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 59 of the 96 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 13 portfolios and the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 8 funds registered with the SEC.

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Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 73	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc., 1971-1995, most recently as Managing Director.	117
					Director, The MainStay Funds Trust (39 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (29 Funds), Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategy Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).
David L. Driscoll Age: 45	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	117	None.
Jacob C. Gaffey Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008-2012.	117	Director, Costa, Inc. (formerly A.T. Cross, Inc.).

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 59 of the 96 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 13 portfolios and the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 8 funds registered with the SEC.

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Direxion Funds

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 35th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 46	Chief Executive Officer and Chief Investment Officer	One Year; Since 2006	Managing Director of Rafferty, 1999-present.	117	N/A
Eric W. Falkeis(2) Age: 41	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	117	Trustee, Professionally Managed Portfolios (45 Funds).
Brian Jacobs Age: 54	President	One Year; Since 2014
			President, since April 2014, Rafferty Asset Management, LLC; formerly, Managing Partner, Jacobs Strategic Consulting (2012-2014); formerly, Chief Executive Officer, Hatteras Funds (2010-2012); formerly, Chief Distribution Officer, Baron Capital (2009); formerly, Managing Director, Allianz Global Investors (2000-2008).	N/A	Formerly, Board Member, Wheelhouse Analytics; formerly, Board Member, Raise Hope Foundation.

(1)  Mr. O'Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)  Mr. Falkeis serves as a Trustee of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 59 of the 96 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 13 portfolios and the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 8 funds registered with the SEC.

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Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 41	Principal Financial Officer and Assistant Secretary	One Year; Since 2010
			Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006-2013); formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A
Angela Brickl Age: 38	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011
			General Counsel and Chief Compliance Officer, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 59 of the 96 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 13 portfolios and the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 8 funds registered with the SEC.

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25

Direxion Funds

Investment Advisory and Subadvisory Agreements and Approvals (Unaudited)

February 28, 2015

Provided below is a summary of certain of the factors the Board of Trustees ("Board") of Direxion Funds ("Trust") considered at its July 8, 2014 Board meeting in approving the Advisory Agreement between Rafferty Asset Management, LLC ("Rafferty") and the Trust, and the Subadvisory Agreement between Rafferty and Hilton Capital Management, LLC ("Hilton"), in connection with the reorganization (the "Reorganization") of the Hilton Yield Plus Fund (the "Hilton Fund"), a series of the Managed Portfolio Series, into a new series of the Trust to be named Direxion Hilton Tactical Income Fund (the "Fund") of the Trust.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and the Subadvisory Agreement (each an "Agreement" and collectively, the "Agreements") and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Agreements, the Board considered the best interests of the Fund.

The Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided by Rafferty and Hilton; (2) the investment performance of the Hilton Fund; (3) the profitability of the advisory and subadvisory business to Rafferty and Hilton, respectively; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty, if any; and (7) other benefits derived or anticipated to be derived by Rafferty or Hilton from its relationship with the Fund.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust, as well as the Direxion Shares ETF Trust and Direxion Insurance Trust, since their respective inception dates, and while Rafferty does not manage funds with investment strategies similar to the Fund, it does manage funds that invest significantly in fixed-income and equity securities and MLPs, and has experience in managing subadvised funds. The Board considered Rafferty's representations that it has the financial resources and appropriate staffing to manage the Fund and to meet its expense reimbursement obligations, if any. The Board also noted that reports from the Chief Compliance Officer are provided to the Board at its regularly scheduled quarterly Board meetings, and that an independent compliance firm provides support to Rafferty's Chief Compliance Officer. The Board considered Rafferty's marketing and distribution efforts, including offering additional investment options to shareholders through the creation of the new series. The Board considered that Rafferty will oversee all aspects of the operation of the Fund, including oversight of the Fund's service providers and Hilton. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Fund under the Advisory Agreement were fair and reasonable.

The Board considered the nature, extent and quality of the services to be provided under the Subadvisory Agreement by Hilton, noting that such services will include but are not limited to the following: (1) investing the Fund's assets consistent with the Fund's investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) maintaining the required books and records for transactions affected by Hilton on behalf of the Fund; and (4) selecting broker-dealers to execute orders on behalf of the Fund. The Board considered Hilton's assets under management, its capitalization and its affiliation with Rafferty Holdings, LLC and Rafferty. The Board also considered Hilton's composite performance since the composite's inception in 2001 for accounts managed in the Yield Plus style, the same investment style of the Fund. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Hilton to the Fund under the Subadvisory Agreement were fair and reasonable.

Performance of the Fund. The Board considered management's description of the performance of the Morningstar universe of moderate allocation funds. The Board noted that the Hilton Fund's had a limited operating history, commencing operations on September 16, 2013, and therefore had not had one year of operations nor annual returns for at least one full calendar year.

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26

Direxion Funds

Investment Advisory and Subadvisory Agreements and Approvals (Unaudited)

February 28, 2015

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fees to be paid to Rafferty on an annual basis, including an operating services fee which effectively limits the expenses of the Fund. In this regard, Rafferty advised the Board that the advisory fee rates for the Fund is similar to advisory fee rates for comparable funds. The Board also considered the total expense ratio for the Fund compared to comparable funds, or other products, with investment strategies similar to the Fund.

The Board also considered that Rafferty agreed to limit the total expenses for the 2015 fiscal year for the Fund through expense limitations. The Board considered the overall profitability of Rafferty's investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual funds.

The Board considered the fees to be paid by Rafferty to Hilton on an annual basis. In this regard, Rafferty advised the Board that the subadvisory fee rates for the Fund is similar to subadvisory fee rates for comparable funds. The Board also considered that Hilton does not provide comparable subadvisory services to any other client. The Board considered each subadviser's profits or losses for its services, to the extent such information was provided.

Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and any profits that may be realized under the Agreements were fair and reasonable.

Economies of Scale. The Board considered whether economies of scale will be realized by Rafferty and Hilton as the Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board considered the Hilton Fund's limited operating history, and therefore noted asset levels at this time are not sufficient to achieve economies of scale.

Other Benefits. The Board considered Rafferty's representation that it believes that its relationship with the Fund may help to enable Rafferty to attract business to its other mutual fund accounts. The Board also considered that Rafferty's overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, such benefits to Rafferty would be fair and reasonable.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Agreements.

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Investment Advisor

Rafferty Asset Management, LLC
1301 Avenue of the Americas
35th Floor
New York, NY 10019

Sub-Advisor

Hilton Capital Management, LLC
1010 Franklin Avenue
Garden City, NY 11530

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with SEC on Form N-Q. The Form N-Q is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

1301 Avenue of the Americas (6th Avenue), 35th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	5/4/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	5/4/2015

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	5/4/2015

* Print the name and title of each signing officer under his or her signature.